UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

July 31, 2018

CAI-QTLY-0918
1.804853.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 57.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (a)	$2,784	$1,921
Broadcasting - 0.2%
DISH Network Corp. 3.375% 8/15/26	21,095	19,164

TOTAL CONVERTIBLE BONDS		21,085

Nonconvertible Bonds - 57.6%
Aerospace - 1.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)	4,405	4,438
BWX Technologies, Inc. 5.375% 7/15/26 (b)	8,510	8,638
DAE Funding LLC:
4% 8/1/20 (b)	6,960	6,925
4.5% 8/1/22 (b)	8,695	8,565
5% 8/1/24 (b)	11,980	11,800
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	10,820	11,283
KLX, Inc. 5.875% 12/1/22 (b)	27,955	28,968
TransDigm UK Holdings PLC 6.875% 5/15/26 (b)	35,725	36,618
TransDigm, Inc.:
6.375% 6/15/26	37,630	37,818
6.5% 5/15/25	16,505	16,840
		171,893
Air Transportation - 0.3%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)	2,254	2,299
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,384
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	795	822
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	6,347	6,981
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	3,757	3,774
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23	8,236	9,125
Series 2012-2 Class B, 6.75% 6/3/21	2,699	2,806
Series 2013-1 Class B, 5.375% 11/15/21	3,654	3,736
XPO Logistics, Inc. 6.125% 9/1/23 (b)	8,900	9,145
		42,072
Automotive & Auto Parts - 0.6%
Allison Transmission, Inc. 5% 10/1/24 (b)	11,405	11,205
Delphi Technologies PLC 5% 10/1/25 (b)	13,220	12,467
Exide Technologies 11% 4/30/22 pay-in-kind (a)(b)	2,725	2,507
LKQ Corp. 4.75% 5/15/23	2,190	2,190
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,329
Tenneco, Inc. 5% 7/15/26	8,345	7,364
Tesla, Inc. 5.3% 8/15/25 (b)	30,260	26,553
		70,615
Banks & Thrifts - 3.3%
Ally Financial, Inc.:
4.125% 2/13/22	22,220	21,998
4.625% 3/30/25	37,190	36,818
5.125% 9/30/24	85,095	86,903
8% 11/1/31	20,638	24,869
8% 11/1/31	198,609	239,333
		409,921
Broadcasting - 0.5%
iHeartCommunications, Inc. 11.25% 3/1/21 (b)(c)	11,660	8,454
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)	4,925	4,851
5% 8/1/27 (b)	12,085	11,481
5.375% 4/15/25 (b)	12,000	11,910
5.375% 7/15/26 (b)	11,315	11,075
Tegna, Inc. 5.5% 9/15/24 (b)	8,440	8,482
		56,253
Building Materials - 0.2%
Jeld-Wen, Inc.:
4.625% 12/15/25 (b)	5,225	4,964
4.875% 12/15/27 (b)	5,225	4,866
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	5,095	4,834
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,500
USG Corp. 4.875% 6/1/27 (b)	3,170	3,225
		23,389
Cable/Satellite TV - 2.9%
Altice SA 7.625% 2/15/25 (b)	18,300	16,973
Altice U.S. Finance SA 5.5% 5/15/26 (b)	34,878	34,224
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)	30,300	28,368
5.125% 2/15/23	30,665	30,512
5.125% 5/1/23 (b)	14,050	14,015
5.125% 5/1/27 (b)	50,315	48,051
5.375% 5/1/25 (b)	14,050	13,804
5.5% 5/1/26 (b)	17,605	17,297
5.75% 9/1/23	9,495	9,614
5.75% 1/15/24	11,275	11,388
5.75% 2/15/26 (b)	20,340	20,224
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.5% 4/1/28 (b)	30,540	31,533
CSC Holdings LLC 5.375% 2/1/28 (b)	17,515	16,503
Lynx II Corp. 6.375% 4/15/23 (b)	3,545	3,642
Videotron Ltd. 5.125% 4/15/27 (b)	12,060	11,849
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,241
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)	1,175	1,099
6% 1/15/27 (b)	11,435	10,463
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	22,875	21,788
		351,588
Capital Goods - 0.2%
AECOM 5.125% 3/15/27	11,885	11,528
BCD Acquisition, Inc. 9.625% 9/15/23 (b)	17,085	17,982
		29,510
Chemicals - 2.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	12,120	10,241
5.15% 3/15/34	12,120	11,196
5.375% 3/15/44	12,110	10,748
Hexion, Inc. 10.375% 2/1/22 (b)	4,420	4,348
LSB Industries, Inc. 9.625% 5/1/23 (b)	6,090	6,197
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	89,695
4.69% 4/24/22	28,622	30,554
10% 10/15/20 (c)(d)	28,622	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)(d)	85,120	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	15,135	14,620
5.25% 6/1/27 (b)	12,980	12,149
OCI NV 6.625% 4/15/23 (b)	5,370	5,486
Platform Specialty Products Corp.:
5.875% 12/1/25 (b)	18,605	18,692
6.5% 2/1/22 (b)	10,570	10,834
The Chemours Co. LLC 5.375% 5/15/27	5,000	4,863
TPC Group, Inc. 8.75% 12/15/20 (b)	14,165	14,094
Tronox Finance PLC 5.75% 10/1/25 (b)	5,510	5,310
Valvoline, Inc. 5.5% 7/15/24	4,170	4,212
Versum Materials, Inc. 5.5% 9/30/24 (b)	5,910	6,021
		259,260
Consumer Products - 0.1%
First Quality Finance Co., Inc. 5% 7/1/25 (b)	9,675	8,925
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)	11,410	11,267
6% 2/15/25 (b)	19,450	18,988
7.25% 5/15/24 (b)	20,265	21,126
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,233
7.5% 12/15/96	12,871	12,903
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)	3,540	3,248
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	22,890	22,762
7% 7/15/24 (b)	6,635	6,718
Sealed Air Corp. 5.25% 4/1/23 (b)	5,010	5,098
		107,343
Diversified Financial Services - 4.2%
Aircastle Ltd.:
5% 4/1/23	6,445	6,571
5.5% 2/15/22	10,600	11,024
AssuredPartners, Inc. 7% 8/15/25 (b)	4,865	4,695
CIT Group, Inc.:
5% 8/15/22	14,266	14,533
5.375% 5/15/20	1,403	1,445
FLY Leasing Ltd. 5.25% 10/15/24	9,470	8,925
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	7,120	7,423
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	70,330	70,770
6% 8/1/20	20,090	20,425
6.25% 2/1/22	20,550	20,948
6.375% 12/15/25	54,810	55,084
6.75% 2/1/24	10,075	10,251
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)	8,815	8,630
5% 1/15/28 (b)	8,900	8,455
MSCI, Inc.:
5.25% 11/15/24 (b)	6,725	6,893
5.75% 8/15/25 (b)	7,185	7,490
Navient Corp.:
5.875% 10/25/24	28,294	27,374
6.5% 6/15/22	27,055	27,467
7.25% 9/25/23	5,688	5,958
SLM Corp.:
5.5% 1/25/23	44,765	43,758
6.125% 3/25/24	15,595	15,361
7.25% 1/25/22	27,370	28,533
Springleaf Financial Corp.:
6.875% 3/15/25	51,610	52,384
7.125% 3/15/26	20,050	20,267
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	10,265	9,495
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (a)(b)	17,485	16,917
		511,076
Diversified Media - 0.4%
Block Communications, Inc. 6.875% 2/15/25 (b)	9,080	9,035
Liberty Media Corp.:
8.25% 2/1/30	12,298	13,129
8.5% 7/15/29	7,900	8,453
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	6,170	5,996
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,255
WMG Acquisition Corp. 5.625% 4/15/22 (b)	2,152	2,190
		55,058
Energy - 10.5%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)	18,325	20,432
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	4,420	4,437
Antero Resources Corp.:
5.125% 12/1/22	840	842
5.625% 6/1/23 (Reg. S)	10,850	11,067
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	5,910
California Resources Corp. 8% 12/15/22 (b)	6,065	5,428
Callon Petroleum Co. 6.125% 10/1/24	4,090	4,151
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,530
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	12,490	12,521
5.875% 3/31/25	14,620	15,388
7% 6/30/24	13,100	14,336
Chesapeake Energy Corp.:
8% 12/15/22 (b)	16,717	17,636
8% 1/15/25	6,650	6,816
Citgo Holding, Inc. 10.75% 2/15/20 (b)	50,085	53,293
CNX Midstream Partners LP 6.5% 3/15/26 (b)	6,675	6,542
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (b)	12,190	12,129
Concho Resources, Inc. 4.375% 1/15/25	11,660	11,735
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(e)	3,025	3,026
6.5% 5/15/26 (b)	12,170	12,018
6.875% 6/15/25 (b)	6,050	6,156
Continental Resources, Inc. 4.375% 1/15/28	15,215	15,164
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	8,985	9,075
6.25% 4/1/23	9,260	9,445
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	21,442
Denbury Resources, Inc.:
4.625% 7/15/23	13,470	11,534
5.5% 5/1/22	37,342	33,795
6.375% 8/15/21	20,180	18,969
9% 5/15/21 (b)	48,720	51,826
Diamondback Energy, Inc.:
4.75% 11/1/24	9,930	9,632
5.375% 5/31/25	5,155	5,142
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)	5,205	5,088
5.75% 1/30/28 (b)	5,235	5,117
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,153
Ensco PLC:
4.5% 10/1/24	12,210	10,333
5.2% 3/15/25	7,540	6,400
5.75% 10/1/44	10,983	7,990
7.75% 2/1/26	13,460	13,056
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)	41,035	41,856
8% 11/29/24 (b)	6,315	6,378
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	11,844
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	7,994
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)	7,165	7,523
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	13,870
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26	9,130	8,582
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)	15,535	15,613
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,920	9,536
5.75% 10/1/25 (b)	11,285	11,257
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	7,145	7,315
Indigo Natural Resources LLC 6.875% 2/15/26 (b)	14,085	13,627
Jonah Energy LLC 7.25% 10/15/25 (b)	12,615	10,439
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	7,195	3,598
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)	6,075	6,111
Murphy Oil U.S.A., Inc. 5.625% 5/1/27	6,030	5,992
Newfield Exploration Co.:
5.375% 1/1/26	9,245	9,453
5.625% 7/1/24	1,550	1,628
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	8,025	7,744
4.5% 9/15/27 (b)	5,580	5,252
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,920	11,324
NGPL PipeCo LLC:
4.375% 8/15/22 (b)	2,995	3,002
4.875% 8/15/27 (b)	3,000	2,996
Noble Holding International Ltd.:
6.2% 8/1/40	4,305	3,164
7.875% 2/1/26 (b)	23,750	24,403
7.95% 4/1/25 (a)	9,635	9,105
8.95% 4/1/45 (a)	2,130	1,960
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	7,215	7,125
5.625% 10/15/27 (b)	5,885	5,841
6.25% 6/1/24 (b)	8,115	8,440
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	32,600	33,904
7.25% 6/15/25	22,875	24,019
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,603
PDC Energy, Inc. 6.125% 9/15/24	3,555	3,568
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,184
Range Resources Corp. 5% 3/15/23	18,145	17,397
Sabine Pass Liquefaction LLC:
5% 3/15/27	17,145	17,699
5.875% 6/30/26	17,145	18,653
SemGroup Corp.:
6.375% 3/15/25	5,990	5,750
7.25% 3/15/26	11,220	11,192
SESI LLC 7.75% 9/15/24	7,245	7,480
SM Energy Co.:
5.625% 6/1/25	5,480	5,343
6.75% 9/15/26	4,550	4,630
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	28,276
8% 3/1/32	12,475	16,074
Southern Star Central Corp. 5.125% 7/15/22 (b)	6,750	6,750
Southwestern Energy Co.:
4.1% 3/15/22	17,110	16,255
7.5% 4/1/26	9,070	9,410
7.75% 10/1/27	8,135	8,506
SRC Energy, Inc. 6.25% 12/1/25	7,435	7,472
Summit Midstream Holdings LLC 5.75% 4/15/25	8,365	8,072
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (b)	9,145	8,987
5.5% 2/15/26 (b)	11,640	11,073
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (b)	12,180	11,495
5.125% 2/1/25	5,750	5,764
5.375% 2/1/27	5,750	5,692
5.875% 4/15/26 (b)	18,255	18,620
Teine Energy Ltd. 6.875% 9/30/22 (b)	11,950	12,040
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,689
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)	6,270	6,035
5% 1/31/28 (b)	6,295	5,925
6.625% 6/15/25 (a)(b)	7,915	8,429
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	4,570	4,865
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	17,430	17,626
Transocean Pontus Ltd. 6.125% 8/1/25 (b)	10,900	11,104
Transocean, Inc.:
7.5% 1/15/26 (b)	12,910	13,200
9% 7/15/23 (b)	26,532	28,621
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)	4,720	4,578
U.S.A. Compression Partners LP 6.875% 4/1/26 (b)	4,405	4,532
Ultra Resources, Inc.:
6.875% 4/15/22 (b)	9,060	6,025
7.125% 4/15/25 (b)	6,040	3,609
Unit Corp. 6.625% 5/15/21	2,202	2,174
Weatherford International, Inc. 9.875% 3/1/25 (b)	15,230	15,382
Whiting Petroleum Corp. 6.625% 1/15/26	8,380	8,679
WPX Energy, Inc.:
5.25% 9/15/24	8,725	8,670
5.75% 6/1/26	9,125	9,104
6% 1/15/22	15,850	16,444
		1,292,125
Entertainment/Film - 0.2%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)	3,865	3,933
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	25,782	25,267
		29,200
Environmental - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)	10,140	10,013
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)	4,700	4,512
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,775
5.875% 7/1/25	3,205	3,133
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)	9,525	9,692
Tervita Escrow Corp. 7.625% 12/1/21 (b)	5,500	5,681
		40,806
Food/Beverage/Tobacco - 1.6%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,482
ESAL GmbH 6.25% 2/5/23 (b)	28,980	28,038
JBS Investments GmbH 7.25% 4/3/24 (b)	37,820	37,915
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	20,055	18,777
5.875% 7/15/24 (b)	6,030	5,781
6.75% 2/15/28 (b)	18,350	17,341
7.25% 6/1/21 (b)	7,350	7,396
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	7,660	7,507
4.875% 11/1/26 (b)	7,740	7,614
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)	17,930	17,146
5.875% 9/30/27 (b)	7,010	6,537
Post Holdings, Inc.:
5% 8/15/26 (b)	17,030	16,024
5.5% 3/1/25 (b)	10,085	9,934
5.75% 3/1/27 (b)	7,710	7,517
		198,009
Gaming - 2.0%
Boyd Gaming Corp. 6% 8/15/26 (b)	6,435	6,467
Churchill Downs, Inc. 4.75% 1/15/28 (b)	9,130	8,559
Eldorado Resorts, Inc. 6% 4/1/25	12,270	12,393
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	12,085	12,307
5.75% 6/1/28	9,515	9,655
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	2,820	2,947
LHMC Finco SARL 7.875% 12/20/23 (b)	12,210	12,237
MCE Finance Ltd. 4.875% 6/6/25 (b)	21,230	20,083
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24	6,770	6,922
MGM Mirage, Inc. 5.75% 6/15/25	15,260	15,298
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	2,295	2,166
Scientific Games Corp.:
5% 10/15/25 (b)	19,350	18,624
10% 12/1/22	22,999	24,551
Stars Group Holdings BV 7% 7/15/26 (b)	12,980	13,369
Station Casinos LLC 5% 10/1/25 (b)	12,105	11,530
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	27,670	26,013
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	15,815	15,084
5.5% 10/1/27 (b)	25,605	24,522
		242,727
Healthcare - 5.4%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	6,045	6,400
Catalent Pharma Solutions 4.875% 1/15/26 (b)	4,000	3,920
Centene Escrow Corp. 5.375% 6/1/26 (b)	30,420	31,142
Community Health Systems, Inc.:
6.875% 2/1/22	42,314	20,734
8.125% 6/30/24 (b)	46,381	38,148
8.625% 1/15/24 (b)	30,480	31,510
11% 6/30/23 (b)(f)	5,795	5,216
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,556
5.25% 6/15/26	14,055	14,266
5.375% 2/1/25	22,530	22,812
5.875% 5/1/23	33,560	35,112
5.875% 2/15/26	29,610	30,609
7.5% 2/15/22	10,725	11,784
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,424
5.75% 11/1/24	22,135	22,455
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)	5,715	5,801
Hologic, Inc.:
4.375% 10/15/25 (b)	6,295	6,089
4.625% 2/1/28 (b)	4,255	4,000
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (b)	4,033	4,235
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)	6,095	6,308
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	20,393	19,730
5.25% 8/1/26	7,418	7,307
6.375% 3/1/24	3,970	4,169
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	20,880	21,585
Quintiles Transnational Corp. 4.875% 5/15/23 (b)	8,705	8,836
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,945	4,957
Teleflex, Inc. 4.625% 11/15/27	4,975	4,737
Tenet Healthcare Corp.:
4.625% 7/15/24	6,055	5,866
5.125% 5/1/25	6,055	5,873
6.875% 11/15/31	23,105	21,026
7.5% 1/1/22 (b)	6,590	6,903
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)	72,282	72,350
5.875% 5/15/23 (b)	42,000	40,341
6.5% 3/15/22 (b)	11,985	12,497
7% 3/15/24 (b)	17,980	19,063
8.5% 1/31/27 (b)	12,280	12,612
9% 12/15/25 (b)	47,285	50,122
Vizient, Inc. 10.375% 3/1/24 (b)	12,515	13,735
Wellcare Health Plans, Inc. 5.25% 4/1/25	9,245	9,303
		660,533
Homebuilders/Real Estate - 1.4%
Howard Hughes Corp. 5.375% 3/15/25 (b)	12,730	12,459
Lennar Corp. 4.75% 11/29/27	12,205	11,442
LGI Homes, Inc. 6.875% 7/15/26 (b)	12,190	12,190
Mattamy Group Corp. 6.875% 12/15/23 (b)	8,755	8,897
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)	12,020	4,568
5.25% 6/27/29 (b)	10,987	4,285
7.125% 6/26/42 (b)	5,370	2,148
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)	3,545	3,518
6.125% 4/1/25 (b)	3,545	3,510
Starwood Property Trust, Inc. 4.75% 3/15/25 (b)	11,625	11,480
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (b)	14,750	14,736
5.875% 4/15/23 (b)	8,405	8,381
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	23,544
5.625% 1/15/24	3,075	3,160
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,681
5.875% 6/15/24	16,130	16,009
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)	6,060	5,893
William Lyon Homes, Inc.:
5.875% 1/31/25	7,125	6,734
6% 9/1/23 (b)	7,430	7,281
		166,916
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,160
FelCor Lodging LP 6% 6/1/25	10,935	11,181
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (b)	18,255	18,255
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	17,975	17,526
4.875% 4/1/27	8,435	8,203
		58,325
Insurance - 0.6%
Acrisure LLC / Acrisure Financ 7% 11/15/25 (b)	17,915	16,213
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)	28,500	29,569
AmWINS Group, Inc. 7.75% 7/1/26 (b)	6,100	6,375
HUB International Ltd. 7% 5/1/26 (b)	11,770	11,814
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)	12,080	11,929
		75,900
Leisure - 0.9%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27	6,830	6,693
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)	7,365	7,678
Merlin Entertainments PLC 5.75% 6/15/26 (b)	12,170	12,413
NVA Holdings, Inc. 6.875% 4/1/26 (b)	6,560	6,527
Silversea Cruises 7.25% 2/1/25 (b)	4,765	5,158
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	14,040	13,742
5.5% 4/15/27 (b)	7,460	7,301
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	7,565	7,641
7.25% 11/30/21 (b)	19,685	20,423
Viking Cruises Ltd. 5.875% 9/15/27 (b)	11,595	11,392
Voc Escrow Ltd. 5% 2/15/28 (b)	10,755	10,298
		109,266
Metals/Mining - 1.7%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)	3,565	3,672
6.75% 9/30/24 (b)	7,705	8,196
7% 9/30/26 (b)	6,385	6,896
Aleris International, Inc. 6% 6/1/20 (b)(d)	151	151
Constellium NV 5.875% 2/15/26 (b)	5,030	4,955
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)	9,135	8,895
6.875% 3/1/26 (b)	9,135	8,918
7% 2/15/21 (b)	13,590	13,726
7.25% 5/15/22 (b)	7,715	7,754
7.25% 4/1/23 (b)	11,390	11,461
7.5% 4/1/25 (b)	15,025	15,119
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	7,950	7,731
5.125% 3/15/23 (b)	12,860	12,506
5.125% 5/15/24 (b)	9,780	9,364
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,690	5,512
3.875% 3/15/23	17,075	16,435
5.4% 11/14/34	5,430	4,982
5.45% 3/15/43	35,380	31,417
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)	6,445	7,106
Lundin Mining Corp. 7.875% 11/1/22 (b)	570	598
Murray Energy Corp. 11.25% 4/15/21 (b)	11,985	8,240
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	9,795	10,113
		203,747
Paper - 0.2%
Boise Cascade Co. 5.625% 9/1/24 (b)	4,105	4,116
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)	5,230	5,086
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (a)(c)(d)(e)	6,337	0
11.375% 12/31/2014 (c)(d)	12,582	0
Xerium Technologies, Inc. 9.5% 8/15/21	17,025	17,919
		27,121
Publishing/Printing - 0.2%
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)	20,025	19,148
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)	40,790	39,107
Golden Nugget, Inc.:
6.75% 10/15/24 (b)	21,290	21,237
8.75% 10/1/25 (b)	24,245	25,154
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	9,215	8,704
5% 6/1/24 (b)	8,800	8,712
5.25% 6/1/26 (b)	8,800	8,679
		111,593
Services - 1.0%
Avantor, Inc. 6% 10/1/24 (b)	12,090	12,082
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	22,945	24,236
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)	2,146	2,189
CDK Global, Inc. 5.875% 6/15/26	4,545	4,659
IHS Markit Ltd.:
4% 3/1/26 (b)	5,380	5,121
4.75% 2/15/25 (b)	9,190	9,201
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	10,355	10,096
Laureate Education, Inc. 8.25% 5/1/25 (b)	33,595	36,115
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	3,510	3,453
The Brink's Co. 4.625% 10/15/27 (b)	12,180	11,510
United Rentals North America, Inc. 5.5% 5/15/27	7,325	7,258
		125,920
Steel - 0.5%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)	9,390	9,766
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)	12,165	11,891
5.75% 3/1/25	12,105	11,742
Commercial Metals Co. 5.75% 4/15/26 (b)	9,135	8,815
JMC Steel Group, Inc. 9.875% 6/15/23 (b)	7,500	8,194
United States Steel Corp. 6.25% 3/15/26	12,205	12,205
		62,613
Super Retail - 1.2%
Netflix, Inc.:
4.375% 11/15/26	11,520	10,815
4.875% 4/15/28 (b)	28,755	27,209
5.375% 2/1/21 (b)	7,725	7,928
5.75% 3/1/24	12,225	12,515
5.875% 2/15/25	27,663	28,360
5.875% 11/15/28 (b)	56,275	56,416
Sonic Automotive, Inc.:
5% 5/15/23	1,610	1,517
6.125% 3/15/27	5,990	5,601
		150,361
Technology - 1.8%
Ascend Learning LLC 6.875% 8/1/25 (b)	4,115	4,166
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)	23,415	25,288
Camelot Finance SA 7.875% 10/15/24 (b)	5,065	5,027
CDW LLC/CDW Finance Corp.:
5% 9/1/23	10,930	11,039
5% 9/1/25	6,380	6,314
Commscope Technologies LLC 5% 3/15/27 (b)	12,745	12,251
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)	19,115	19,852
Fair Isaac Corp. 5.25% 5/15/26 (b)	6,235	6,262
Gartner, Inc. 5.125% 4/1/25 (b)	6,010	6,063
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	8,065	8,166
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)	4,060	4,151
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)	14,060	14,236
4.625% 6/1/23 (b)	10,735	10,856
Open Text Corp. 5.875% 6/1/26 (b)	8,535	8,748
Parametric Technology Corp. 6% 5/15/24	3,490	3,646
Qorvo, Inc.:
5.5% 7/15/26 (b)	6,085	6,199
7% 12/1/25	370	401
Sensata Technologies BV 5% 10/1/25 (b)	11,210	11,210
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)	11,535	12,097
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)	29,985	33,156
Symantec Corp. 5% 4/15/25 (b)	10,050	9,913
TTM Technologies, Inc. 5.625% 10/1/25 (b)	4,060	4,009
		223,050
Telecommunications - 7.1%
Citizens Communications Co.:
7.875% 1/15/27	9,275	5,380
9% 8/15/31	13,178	8,516
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	3,190	3,202
5.375% 3/15/27	2,735	2,714
Equinix, Inc. 5.375% 5/15/27	9,265	9,334
Frontier Communications Corp. 8.5% 4/1/26 (b)	31,445	30,187
GCI, Inc. 6.875% 4/15/25	10,905	11,246
GTT Communications, Inc. 7.875% 12/31/24 (b)	5,565	5,509
Intelsat Jackson Holdings SA:
5.5% 8/1/23	27,080	24,947
9.75% 7/15/25 (b)	15,175	16,218
Level 3 Financing, Inc.:
5.125% 5/1/23	11,240	11,114
5.375% 5/1/25	11,240	10,959
Millicom International Cellular SA 6% 3/15/25 (b)	10,745	11,015
Sable International Finance Ltd. 6.875% 8/1/22 (b)	47,295	49,423
SFR Group SA:
6.25% 5/15/24 (b)	41,670	41,410
7.375% 5/1/26 (b)	136,580	135,043
8.125% 2/1/27 (b)	34,860	35,604
Sprint Capital Corp.:
6.875% 11/15/28	25,304	24,355
8.75% 3/15/32	37,051	39,876
Sprint Communications, Inc. 6% 11/15/22	28,255	28,564
Sprint Corp.:
7.125% 6/15/24	56,633	58,190
7.625% 2/15/25	32,350	33,896
7.625% 3/1/26	24,360	25,205
7.875% 9/15/23	29,545	31,502
T-Mobile U.S.A., Inc.:
6% 4/15/24	17,090	17,688
6.375% 3/1/25	76,286	79,528
6.5% 1/15/24	37,110	38,687
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	24,400	22,265
U.S. West Communications:
7.25% 9/15/25	1,480	1,573
7.25% 10/15/35	5,745	5,505
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)	11,930	11,512
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)	31,195	30,883
6% 4/1/23	11,035	11,283
6.375% 5/15/25	2,440	2,525
		874,858
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)	4,685	4,662
Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,850	2,337
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	10,180	9,773
Teekay Corp. 8.5% 1/15/20	21,637	22,475
		34,585
Utilities - 2.2%
Calpine Corp. 5.25% 6/1/26 (b)	12,175	11,505
Dynegy, Inc.:
7.375% 11/1/22	36,240	37,780
7.625% 11/1/24	41,495	44,464
8% 1/15/25 (b)	20,435	22,198
8.125% 1/30/26 (b)	24,235	26,635
EnLink Midstream Partners LP:
4.15% 6/1/25	8,545	8,000
4.4% 4/1/24	8,560	8,218
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,638
7% 6/15/23	11,295	11,210
InterGen NV 7% 6/30/23 (b)	4,475	4,412
NRG Energy, Inc.:
5.75% 1/15/28 (b)	34,385	34,120
6.625% 1/15/27	26,747	27,549
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	5,475	5,516
Talen Energy Supply LLC:
6.5% 6/1/25	8,945	6,575
10.5% 1/15/26 (b)	8,530	7,368
The AES Corp.:
4% 3/15/21	9,135	9,121
4.5% 3/15/23	9,135	9,101
		276,410

TOTAL NONCONVERTIBLE BONDS		7,084,778

TOTAL CORPORATE BONDS
(Cost $6,975,134)		7,105,863
	Shares	Value (000s)

Common Stocks - 21.5%
Air Transportation - 0.5%
Air Canada (g)	3,438,100	62,189
Automotive & Auto Parts - 0.6%
Allison Transmission Holdings, Inc.	285,200	13,404
Chassix Holdings, Inc. warrants 7/29/20 (d)(g)	37,382	387
Exide Technologies (d)(g)	9,824	0
Exide Technologies (d)(g)	32,746	23
Lear Corp.	221,700	39,935
UC Holdings, Inc. (d)	677,217	16,991

TOTAL AUTOMOTIVE & AUTO PARTS		70,740

Banks & Thrifts - 0.8%
Bank of America Corp.	1,784,015	55,090
Citigroup, Inc.	275,500	19,806
JPMorgan Chase & Co.	250,380	28,781

TOTAL BANKS & THRIFTS		103,677

Broadcasting - 0.1%
Nexstar Broadcasting Group, Inc. Class A	254,129	18,920
Cable/Satellite TV - 0.6%
Naspers Ltd. Class N	290,300	71,475
Chemicals - 1.1%
DowDuPont, Inc.	358,300	24,640
Ingevity Corp. (g)	447	45
LyondellBasell Industries NV Class A	282,045	31,248
Platform Specialty Products Corp. (g)	2,414,600	29,844
The Chemours Co. LLC	987,600	45,242
Westlake Chemical Corp.	77,113	8,268

TOTAL CHEMICALS		139,287

Consumer Products - 0.3%
adidas AG	151,742	33,563
Reddy Ice Holdings, Inc. (g)	496,439	5

TOTAL CONSUMER PRODUCTS		33,568

Containers - 0.2%
Crown Holdings, Inc. (g)	479,700	21,716
Diversified Financial Services - 0.4%
OneMain Holdings, Inc. (g)	1,446,000	48,080
Penson Worldwide, Inc. Class A (d)(g)	10,322,034	0
PJT Partners, Inc.	5,092	307

TOTAL DIVERSIFIED FINANCIAL SERVICES		48,387

Energy - 1.0%
Chaparral Energy, Inc.:
Class A (g)	120,910	2,207
Class B (g)	25,896	467
Cheniere Energy, Inc. (g)	294,900	18,726
Crestwood Equity Partners LP	151,525	5,432
Diamondback Energy, Inc.	215,400	28,422
Forbes Energy Services Ltd. (g)	193,218	1,642
Goodrich Petroleum Corp. (g)(h)	129,527	1,633
Harvest Oil & Gas Corp. (g)	254,828	5,606
Parsley Energy, Inc. Class A (g)	683,900	21,495
Pioneer Natural Resources Co.	127,200	24,075
VNR Finance Corp.	119,961	665
VNR Finance Corp. (b)	577,714	3,201
Weatherford International PLC (g)(h)	4,830,000	16,374

TOTAL ENERGY		129,945

Food & Drug Retail - 0.2%
CVS Health Corp.	167,300	10,851
Southeastern Grocers, Inc. (d)(g)	321,263	9,435

TOTAL FOOD & DRUG RETAIL		20,286

Food/Beverage/Tobacco - 0.3%
Darling International, Inc. (g)	816,200	16,397
JBS SA	9,116,500	21,909

TOTAL FOOD/BEVERAGE/TOBACCO		38,306

Gaming - 2.1%
Boyd Gaming Corp.	900,100	33,619
Eldorado Resorts, Inc. (g)	592,736	25,399
Melco Crown Entertainment Ltd. sponsored ADR	1,200,200	31,037
Penn National Gaming, Inc. (g)	996,132	31,926
Red Rock Resorts, Inc.	1,728,851	61,098
Scientific Games Corp. Class A (g)	803,328	38,600
The Stars Group, Inc. (g)	292,600	10,036
Wynn Resorts Ltd.	164,100	27,369

TOTAL GAMING		259,084

Healthcare - 1.0%
HCA Holdings, Inc.	120,835	15,011
HealthSouth Corp.	34	3
Humana, Inc.	105,700	33,209
Jazz Pharmaceuticals PLC (g)	154,600	26,758
Quintiles Transnational Holdings, Inc. (g)	203,800	24,851
Rotech Healthcare, Inc. (d)(g)	185,710	297
UnitedHealth Group, Inc.	101,700	25,752

TOTAL HEALTHCARE		125,881

Homebuilders/Real Estate - 0.4%
American Tower Corp.	11,612	1,721
Lennar Corp.:
Class A	354,000	18,504
Class B	7,080	306
PulteGroup, Inc.	405,500	11,553
Realogy Holdings Corp.	51,500	1,126
Toll Brothers, Inc.	458,000	16,149

TOTAL HOMEBUILDERS/REAL ESTATE		49,359

Hotels - 0.2%
Wyndham Destinations, Inc.	208,200	9,602
Wyndham Hotels & Resorts, Inc.	208,200	12,076

TOTAL HOTELS		21,678

Leisure - 0.2%
Royal Caribbean Cruises Ltd.	197,700	22,293
Metals/Mining - 0.5%
Aleris Corp. (d)(g)	127,520	128
First Quantum Minerals Ltd.	2,134,100	33,287
Freeport-McMoRan, Inc.	1,385,000	22,853

TOTAL METALS/MINING		56,268

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (g)(i)	127,577	0
Services - 2.2%
HD Supply Holdings, Inc. (g)	1,088,200	47,859
MasterCard, Inc. Class A	412,300	81,635
Novus Holdings Ltd.	100,408	29
Penhall Acquisition Co.:
Class A (d)(g)	26,163	2,047
Class B (d)(g)	8,721	682
United Rentals, Inc. (g)	524,794	78,089
Visa, Inc. Class A	442,440	60,499

TOTAL SERVICES		270,840

Super Retail - 0.5%
Amazon.com, Inc. (g)	13,500	23,995
Arena Brands Holding Corp. Class B (d)(g)(i)	659,302	2,400
The Booking Holdings, Inc. (g)	15,600	31,648

TOTAL SUPER RETAIL		58,043

Technology - 6.4%
Adobe Systems, Inc. (g)	256,400	62,736
Alphabet, Inc. Class A (g)	107,300	131,681
Broadcom, Inc.	242,400	53,757
CDW Corp.	247,000	20,770
Electronic Arts, Inc. (g)	227,300	29,265
EPAM Systems, Inc. (g)	261,900	34,102
Facebook, Inc. Class A (g)	231,300	39,918
GDS Holdings Ltd. ADR (g)	994,300	21,706
Global Payments, Inc.	456,924	51,436
MagnaChip Semiconductor Corp. (g)(h)	219,804	2,550
Marvell Technology Group Ltd.	881,918	18,794
Microchip Technology, Inc.	393,300	36,746
Micron Technology, Inc. (g)	883,800	46,656
Microsoft Corp.	319,600	33,903
NVIDIA Corp.	156,300	38,272
ON Semiconductor Corp. (g)	2,335,138	51,490
PayPal Holdings, Inc. (g)	779,000	63,987
Salesforce.com, Inc. (g)	202,700	27,800
Take-Two Interactive Software, Inc. (g)	216,300	24,446

TOTAL TECHNOLOGY		790,015

Telecommunications - 1.6%
Alibaba Group Holding Ltd. sponsored ADR (g)	740,200	138,588
T-Mobile U.S., Inc. (g)	978,600	58,716

TOTAL TELECOMMUNICATIONS		197,304

Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (d)	598,287	0
Class A2 (d)	598,287	0
Class A3 (d)	598,287	0
Class A4 (d)	598,287	0
Class A5 (d)	598,287	0
Class A6 (d)	598,287	0
Class A7 (d)	598,287	0
Class A8 (d)	598,287	0
Class A9 (d)	598,287	0
U.S. Shipping Partners Corp. (d)(g)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (d)(g)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		0

Utilities - 0.3%
EQT Corp.	385,170	19,135
Portland General Electric Co.	14,817	672
Vistra Energy Corp. (g)	640,500	14,475

TOTAL UTILITIES		34,282

TOTAL COMMON STOCKS
(Cost $2,001,292)		2,643,543

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (d)(g)	199,717	1,456
Nonconvertible Preferred Stocks - 0.1%
Transportation Ex Air/Rail - 0.1%
Tricer Holdco SCA (d)(g)(i)	287,159,690	2,872
TOTAL PREFERRED STOCKS
(Cost $11,676)		4,328
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 4.5%
Building Materials - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.34% 9/27/24 (a)(e)	2,980	2,990
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 9/7/23 (a)(e)	18,198	13,301
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8629% 10/31/24 (a)(e)	2,895	2,906
Energy - 1.7%
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4211% 6/22/24 (a)(e)	8,960	8,565
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0863% 5/21/25 (a)(e)	4,910	4,826
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4386% 12/31/21 (a)(e)	98,190	108,254
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.831% 12/31/22 (a)(e)	41,115	41,766
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5768% 8/23/21 (a)(e)	38,535	40,250
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (a)(d)	2,014	2,029

TOTAL ENERGY		205,690

Gaming - 0.5%
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8314% 7/10/25 (a)(e)	57,795	58,285
Healthcare - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0921% 6/1/25 (a)(e)	2,325	2,327
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3349% 4/25/25 (a)(e)	5,440	5,435
Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3268% 10/17/22 (a)(e)	22,773	21,293
Paper - 0.2%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (a)(e)	1,664	1,677
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/29/25 (a)(e)	17,470	17,448

TOTAL PAPER		19,125

Publishing/Printing - 0.0%
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0844% 11/3/23 (a)(e)	3,625	3,477
Services - 0.3%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (a)(e)	24,786	23,865
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (a)(e)	5,667	5,587
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5844% 8/22/25 (a)(e)	6,055	6,116

TOTAL SERVICES		35,568

Steel - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (c)(e)	5,183	6,737
Technology - 1.4%
Banff Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6/28/25 (e)(j)	36,580	36,547
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 7.3268% 10/31/24 (a)(e)	3,875	3,882
3 month U.S. LIBOR + 8.000% 10.0768% 10/31/25 (a)(e)	4,840	4,767
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (a)(e)	19,695	20,298
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.33% 1/20/24 (a)(e)	3,123	3,114
3 month U.S. LIBOR + 9.000% 11.08% 1/20/25 (a)(e)	10,270	9,705
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5716% 9/29/24 (a)(e)	4,709	4,739
3 month U.S. LIBOR + 8.500% 10.5716% 9/29/25 (a)(e)	28,185	28,796
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 5/29/25 (a)(e)	29,320	29,379
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0999% 4/4/25 (a)(e)	13,365	13,436
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 7/2/25 (a)(e)	22,600	22,537

TOTAL TECHNOLOGY		177,200

TOTAL BANK LOAN OBLIGATIONS
(Cost $546,483)		554,334

Preferred Securities - 7.8%
Banks & Thrifts - 6.5%
Bank of America Corp.:
5.125% (a)(k)	28,140	28,739
5.2% (a)(k)	61,440	60,974
5.875% (e)(k)	78,190	79,300
6.25% (a)(k)	28,555	30,455
Citigroup, Inc.:
5.8% (a)(k)	41,925	43,489
5.9% (a)(k)	27,015	28,382
5.95% (a)(k)	51,015	52,307
6.25% (a)(k)	17,065	18,165
6.3% (a)(k)	5,610	5,783
Credit Agricole SA 7.875% (a)(b)(k)	8,515	9,130
Credit Suisse Group AG 7.5% (a)(b)(k)	20,070	20,712
Goldman Sachs Group, Inc.:
5% (a)(k)	30,455	28,781
5.375% (a)(k)	31,615	32,631
5.7% (a)(k)	35,166	36,058
Huntington Bancshares, Inc. 5.7% (a)(e)(k)	12,190	12,070
JPMorgan Chase & Co.:
5% (a)(k)	33,640	34,068
5.3% (a)(k)	16,855	17,373
6% (a)(k)	69,385	73,779
6.125% (a)(k)	17,585	18,496
6.75% (a)(k)	8,330	9,382
Royal Bank of Scotland Group PLC 8.625% (a)(k)	41,759	45,375
Wells Fargo & Co.:
5.875% (a)(k)	50,420	53,120
5.9% (a)(k)	63,075	63,774

TOTAL BANKS & THRIFTS		802,343

Energy - 1.3%
Andeavor Logistics LP 6.875% (a)(k)	30,450	31,480
DCP Midstream Partners LP 7.375% (a)(k)	15,260	15,290
Energy Transfer Partners LP:
6.25% (a)(k)	65,923	64,348
6.625% (a)(k)	27,290	26,760
Summit Midstream Partners LP 9.5% (a)(k)	15,260	15,370

TOTAL ENERGY		153,248

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(k)	2,940	1,278
TOTAL PREFERRED SECURITIES
(Cost $942,862)		956,869
	Shares	Value (000s)

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 1.96% (l)	931,341,863	931,528
Fidelity Securities Lending Cash Central Fund 1.97% (l)(m)	4,011,660	4,012
TOTAL MONEY MARKET FUNDS
(Cost $935,496)		935,540
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $11,412,943)		12,200,477
NET OTHER ASSETS (LIABILITIES) - 0.7%		87,303
NET ASSETS - 100%		$12,287,780

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,825,493,000 or 31.1% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,272,000 or 0.0% of net assets.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Tricer Holdco SCA	12/19/16 - 01/29/18	$10,248

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,749
Fidelity Securities Lending Cash Central Fund	17
Total	$4,766

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$588,904	$569,103	$--	$19,801
Consumer Staples	49,202	38,311	--	10,891
Energy	149,080	143,474	5,606	--
Financials	173,770	173,770	--	--
Health Care	136,732	136,435	--	297
Industrials	207,171	201,570	--	5,601
Information Technology	1,049,031	1,049,031	--	--
Materials	217,271	217,143	--	128
Real Estate	2,847	2,847	--	--
Telecommunication Services	58,716	58,716	--	--
Utilities	15,147	15,147	--	--
Corporate Bonds	7,105,863	--	7,105,712	151
Bank Loan Obligations	554,334	--	552,305	2,029
Preferred Securities	956,869	--	956,869	--
Money Market Funds	935,540	935,540	--	--
Total Investments in Securities:	$12,200,477	$3,541,087	$8,620,492	$38,898

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Fund

July 31, 2018

SPH-QTLY-0918
1.804875.114

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.0%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$1,060	$922
3.375% 8/15/26	22,750	20,667
		21,589
Energy - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24	7,690	7,298
Utilities - 0.3%
SolarCity Corp. 1.625% 11/1/19	16,280	14,598

TOTAL CONVERTIBLE BONDS		43,485

Nonconvertible Bonds - 81.9%
Aerospace - 0.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,570	1,582
Bombardier, Inc.:
7.5% 12/1/24 (a)	7,040	7,489
7.5% 3/15/25 (a)	13,145	13,802
DAE Funding LLC:
4.5% 8/1/22 (a)	2,245	2,211
5% 8/1/24 (a)	810	798
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	4,400	4,510
		30,392
Air Transportation - 0.1%
XPO Logistics, Inc. 6.125% 9/1/23 (a)	4,030	4,141
Automotive & Auto Parts - 0.6%
Allison Transmission, Inc. 5% 10/1/24 (a)	6,465	6,352
Delphi Technologies PLC 5% 10/1/25 (a)	4,955	4,673
Lithia Motors, Inc. 5.25% 8/1/25 (a)	2,905	2,774
Tesla, Inc. 5.3% 8/15/25 (a)	13,185	11,570
		25,369
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	2,395	2,401
5.75% 11/20/25	32,620	33,843
Royal Bank of Scotland Group PLC 5.125% 5/28/24	2,625	2,672
		38,916
Broadcasting - 1.0%
CBS Radio, Inc. 7.25% 11/1/24 (a)	3,410	3,204
iHeartCommunications, Inc.:
9% 9/15/22 (b)	4,320	3,316
10.625% 3/15/23 (b)	6,665	5,115
11.25% 3/1/21 (a)(b)	5,040	3,654
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	1,595	1,479
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	4,075	3,958
5% 8/1/27 (a)	9,345	8,878
5.375% 7/15/26 (a)	13,010	12,734
Univision Communications, Inc. 5.125% 2/15/25 (a)	2,625	2,435
		44,773
Building Materials - 0.5%
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	6,490	6,360
Building Materials Corp. of America:
5.5% 2/15/23 (a)	3,595	3,672
6% 10/15/25 (a)	6,360	6,440
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	1,995	1,893
U.S. Concrete, Inc. 6.375% 6/1/24	2,360	2,345
		20,710
Cable/Satellite TV - 6.1%
Altice SA:
7.625% 2/15/25 (a)	46,670	43,286
7.75% 5/15/22 (a)	55,555	55,277
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	12,165	12,271
5.5% 5/15/26 (a)	18,505	18,158
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	5,310	5,071
5% 2/1/28 (a)	5,305	4,967
5.125% 2/15/23	4,795	4,771
5.125% 5/1/23 (a)	3,625	3,616
5.125% 5/1/27 (a)	14,930	14,258
5.5% 5/1/26 (a)	11,180	10,984
5.75% 9/1/23	6,260	6,338
5.875% 4/1/24 (a)	13,630	13,869
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (a)	4,795	4,791
5.125% 12/15/21 (a)	3,060	3,052
CSC Holdings LLC 5.5% 4/15/27 (a)	11,570	11,136
DISH DBS Corp.:
5% 3/15/23	5,810	5,026
5.875% 7/15/22	3,210	3,001
6.75% 6/1/21	5,543	5,572
7.75% 7/1/26	2,150	1,879
Virgin Media Finance PLC 4.875% 2/15/22	7,525	7,083
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	1,500	1,410
5.5% 8/15/26 (a)	11,365	10,825
VTR Finance BV 6.875% 1/15/24 (a)	5,835	6,031
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	12,380	11,792
		264,464
Capital Goods - 0.1%
Apergy Corp. 6.375% 5/1/26 (a)	1,550	1,581
SPX Flow, Inc.:
5.625% 8/15/24 (a)	2,150	2,134
5.875% 8/15/26 (a)	2,150	2,150
		5,865
Chemicals - 3.7%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	4,075	4,615
10% 10/15/25	5,930	6,871
CF Industries Holdings, Inc.:
3.45% 6/1/23	5,440	5,209
5.15% 3/15/34	15,260	14,096
5.375% 3/15/44	14,645	12,997
LSB Industries, Inc. 9.625% 5/1/23 (a)	2,510	2,554
Momentive Performance Materials, Inc. 3.88% 10/24/21	22,866	24,095
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)(c)	19,122	0
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	4,755	4,593
OCI NV 6.625% 4/15/23 (a)	1,915	1,956
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	7,775	7,812
The Chemours Co. LLC:
6.625% 5/15/23	5,598	5,864
7% 5/15/25	6,965	7,453
TPC Group, Inc. 8.75% 12/15/20 (a)	26,585	26,452
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	2,655	2,622
Tronox Finance PLC 5.75% 10/1/25 (a)	2,065	1,990
Tronox, Inc. 6.5% 4/15/26 (a)	24,965	24,840
Valvoline, Inc. 5.5% 7/15/24	1,890	1,909
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,370	1,396
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,855	1,887
5.625% 10/1/24 (a)	1,800	1,890
		161,101
Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	235	231
Prestige Brands, Inc. 6.375% 3/1/24 (a)	2,505	2,502
Tempur Sealy International, Inc. 5.5% 6/15/26	6,420	6,123
		8,856
Containers - 2.0%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(d)	2,570	2,570
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	23,590	23,295
6% 2/15/25 (a)	17,000	16,596
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	1,954
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	23,730	21,468
OI European Group BV 4% 3/15/23 (a)	1,055	997
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	6,190	6,190
5.375% 1/15/25 (a)	6,760	6,684
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	1,320	1,211
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	6,995	6,956
		87,921
Diversified Financial Services - 3.7%
CIT Group, Inc.:
5% 8/15/22	2,820	2,873
5.375% 5/15/20	768	791
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	13,115	12,328
FLY Leasing Ltd.:
5.25% 10/15/24	16,704	15,744
6.375% 10/15/21	8,540	8,839
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	3,245	3,383
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20	3,610	3,670
6.25% 2/1/22	2,435	2,482
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.57% 12/21/65 (a)(d)(e)	7,105	6,492
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.82% 12/21/65 (a)(d)(e)	9,720	8,845
MSCI, Inc.:
5.375% 5/15/27 (a)	5,260	5,299
5.75% 8/15/25 (a)	3,285	3,425
Navient Corp.:
5% 10/26/20	2,165	2,165
6.625% 7/26/21	3,750	3,872
6.75% 6/25/25	10,695	10,615
6.75% 6/15/26	2,645	2,570
7.25% 9/25/23	2,670	2,797
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	6,790	6,569
SLM Corp.:
4.875% 6/17/19	10,145	10,234
6.125% 3/25/24	3,190	3,142
7.25% 1/25/22	5,390	5,619
8% 3/25/20	9,007	9,502
Springleaf Financial Corp.:
6.125% 5/15/22	5,360	5,481
6.875% 3/15/25	2,620	2,659
7.125% 3/15/26	10,510	10,624
8.25% 12/15/20	6,395	6,923
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (a)	3,930	3,635
		160,578
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22	10,245	10,426
E.W. Scripps Co. 5.125% 5/15/25 (a)	2,010	1,891
MDC Partners, Inc. 6.5% 5/1/24 (a)	25,547	22,545
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	4,540	4,143
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	18,410	17,892
		56,897
Energy - 12.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	4,695	4,542
Antero Resources Corp.:
5.125% 12/1/22	2,440	2,446
5.625% 6/1/23 (Reg. S)	3,960	4,039
Antero Resources Finance Corp. 5.375% 11/1/21	4,735	4,800
Baytex Energy Corp.:
5.125% 6/1/21 (a)	3,070	2,970
5.625% 6/1/24 (a)	3,655	3,427
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (a)	5,285	5,325
California Resources Corp. 8% 12/15/22 (a)	31,310	28,022
Callon Petroleum Co. 6.125% 10/1/24	1,865	1,893
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	2,615	2,622
Chesapeake Energy Corp.:
4.875% 4/15/22	1,957	1,898
5.375% 6/15/21	6,000	5,970
5.75% 3/15/23	3,500	3,378
8% 1/15/25	5,265	5,397
8% 6/15/27	5,730	5,859
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	22,525	22,694
CNX Midstream Partners LP 6.5% 3/15/26 (a)	2,355	2,308
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	2,620	2,607
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(d)(e)	4,080	4,082
6.5% 5/15/26 (a)	10,120	9,994
6.875% 6/15/25 (a)	4,850	4,935
Covey Park Energy LLC 7.5% 5/15/25 (a)	5,705	5,791
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	9,618	9,834
Denbury Resources, Inc.:
4.625% 7/15/23	17,195	14,723
5.5% 5/1/22	13,715	12,412
Drax Finco PLC 6.625% 11/1/25 (a)	3,995	4,005
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,915	1,872
5.75% 1/30/28 (a)	1,925	1,882
Ensco PLC:
4.5% 10/1/24	4,355	3,685
5.2% 3/15/25	2,345	1,990
5.75% 10/1/44	6,460	4,700
7.75% 2/1/26	2,635	2,556
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	12,975	13,105
Exterran Energy Solutions LP 8.125% 5/1/25	4,660	4,893
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,360	2,348
FTS International, Inc. 6.25% 5/1/22	3,725	3,715
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	9,865	9,914
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	12,190	11,718
5.75% 10/1/25 (a)	5,380	5,367
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	3,230	3,307
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	2,630	2,545
Jonah Energy LLC 7.25% 10/15/25 (a)	15,663	12,961
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	4,375	4,401
MEG Energy Corp. 7% 3/31/24 (a)	2,345	2,116
Nabors Industries, Inc. 5.75% 2/1/25 (a)	18,410	17,443
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	5,230	5,088
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	5,455	5,182
Noble Holding International Ltd.:
5.25% 3/15/42	3,445	2,446
6.05% 3/1/41	4,160	3,078
7.75% 1/15/24	6,385	6,193
7.875% 2/1/26 (a)	4,240	4,357
7.95% 4/1/25 (d)	5,680	5,368
Oceaneering International, Inc. 6% 2/1/28	2,630	2,618
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	3,100	3,061
5.625% 10/15/27 (a)	2,200	2,184
6.25% 6/1/24 (a)	925	962
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	7,920	8,237
7.25% 6/15/25	4,410	4,631
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,900	1,933
Precision Drilling Corp. 7.125% 1/15/26 (a)	3,630	3,725
Range Resources Corp. 5% 3/15/23	7,605	7,291
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	5,885	5,797
5.625% 11/15/23	5,585	5,334
Sanchez Energy Corp. 7.25% 2/15/23 (a)	22,835	22,492
SemGroup Corp.:
6.375% 3/15/25	10,849	10,415
7.25% 3/15/26	7,355	7,337
SM Energy Co.:
5% 1/15/24	7,235	6,964
5.625% 6/1/25	4,280	4,173
6.125% 11/15/22	12,935	13,258
6.5% 1/1/23	9,245	9,384
Southwestern Energy Co.:
4.1% 3/15/22	23,927	22,731
7.5% 4/1/26	9,265	9,612
7.75% 10/1/27	4,955	5,181
Summit Midstream Holdings LLC 5.75% 4/15/25	6,385	6,162
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,115	5,870
5.125% 2/1/25	2,610	2,617
5.25% 5/1/23	2,920	2,942
5.875% 4/15/26 (a)	5,225	5,330
6.75% 3/15/24	1,230	1,298
Teine Energy Ltd. 6.875% 9/30/22 (a)	410	413
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	4,935	4,750
Transocean, Inc. 9% 7/15/23 (a)	4,330	4,671
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	1,550	1,595
Weatherford International Ltd.:
6.5% 8/1/36	3,015	2,337
7% 3/15/38	1,720	1,389
Weatherford International, Inc.:
6.8% 6/15/37	4,355	3,451
9.875% 3/1/25 (a)	5,245	5,297
Whiting Petroleum Corp.:
5.75% 3/15/21	4,090	4,172
6.25% 4/1/23	1,265	1,311
6.625% 1/15/26	3,070	3,179
WPX Energy, Inc. 6% 1/15/22	321	333
		532,640
Entertainment/Film - 1.8%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	28,635	27,919
6.125% 5/15/27	23,423	22,720
AMC Entertainment, Inc. 5.75% 6/15/25	10,095	9,956
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	2,800	2,824
5.875% 3/15/25	5,245	5,291
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(d)	7,073	6,931
		75,641
Environmental - 1.4%
Covanta Holding Corp.:
5.875% 3/1/24	6,641	6,641
5.875% 7/1/25	14,289	13,967
6.375% 10/1/22	3,129	3,203
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	18,820	18,726
Tervita Escrow Corp. 7.625% 12/1/21 (a)	16,935	17,491
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	1,540	1,471
		61,499
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	13,875	12,461
6.625% 6/15/24	6,890	6,597
Albertsons Companies, Inc. 3 month U.S. LIBOR + 3.750% 6.0851% 1/15/24 (a)(d)(e)	2,555	2,587
Performance Food Group, Inc. 5.5% 6/1/24 (a)	2,765	2,743
Rite Aid Corp. 7.7% 2/15/27	1,895	1,642
		26,030
Food/Beverage/Tobacco - 3.4%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	28,627	28,377
Cott Holdings, Inc. 5.5% 4/1/25 (a)	8,265	7,955
ESAL GmbH 6.25% 2/5/23 (a)	26,230	25,378
JBS Investments GmbH:
7.25% 4/3/24 (a)	14,800	14,837
7.75% 10/28/20 (a)	7,770	7,965
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	7,855	7,354
6.75% 2/15/28 (a)	14,720	13,910
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	5,230	5,125
4.875% 11/1/26 (a)	1,570	1,544
Post Holdings, Inc.:
5% 8/15/26 (a)	6,895	6,488
5.5% 3/1/25 (a)	6,025	5,935
5.625% 1/15/28 (a)	5,295	5,043
5.75% 3/1/27 (a)	4,195	4,090
U.S. Foods, Inc. 5.875% 6/15/24 (a)	4,305	4,283
Vector Group Ltd. 6.125% 2/1/25 (a)	7,045	6,816
		145,100
Gaming - 2.4%
Boyd Gaming Corp.:
6% 8/15/26 (a)	2,300	2,312
6.375% 4/1/26	2,050	2,096
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	37,585	36,176
Downstream Development Authority 10.5% 2/15/23 (a)	2,630	2,629
Eldorado Resorts, Inc. 6% 4/1/25	5,275	5,328
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,020	1,036
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)	1,215	1,270
MCE Finance Ltd. 4.875% 6/6/25 (a)	6,855	6,485
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	9,415	8,874
MGM Mirage, Inc. 5.75% 6/15/25	7,925	7,945
Scientific Games Corp. 5% 10/15/25 (a)	9,365	9,014
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (a)	3,705	3,705
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	11,685	11,028
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	3,700	3,478
Wynn Macau Ltd. 4.875% 10/1/24 (a)	2,605	2,485
		103,861
Healthcare - 9.9%
AmSurg Corp. 5.625% 7/15/22	5,345	5,465
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,490	1,460
Centene Escrow Corp. 5.375% 6/1/26 (a)	5,230	5,354
Community Health Systems, Inc.:
5.125% 8/1/21	33,970	32,134
6.25% 3/31/23	21,990	20,451
6.875% 2/1/22	73,382	35,957
8.125% 6/30/24 (a)	8,214	6,756
8.625% 1/15/24 (a)	5,290	5,469
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	7,105	6,910
DaVita HealthCare Partners, Inc.:
5% 5/1/25	10,090	9,510
5.125% 7/15/24	11,170	10,870
HCA Holdings, Inc.:
5.25% 6/15/26	3,320	3,370
5.875% 5/1/23	12,595	13,178
6.25% 2/15/21	7,735	8,054
HealthSouth Corp. 5.75% 9/15/25	5,215	5,241
Hologic, Inc. 4.375% 10/15/25 (a)	4,405	4,261
IMS Health, Inc. 5% 10/15/26 (a)	3,785	3,773
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	385	372
5.5% 5/1/24	3,770	3,798
6.375% 3/1/24	3,810	4,001
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	58,948	58,202
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(d)	5,310	5,489
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	15,645	15,684
5.5% 2/1/21	9,815	9,950
SP Finco LLC 6.75% 7/1/25 (a)	1,245	1,175
Teleflex, Inc. 4.875% 6/1/26	9,265	9,149
Tenet Healthcare Corp.:
4.375% 10/1/21	21,045	20,966
5.125% 5/1/25	10,645	10,326
6% 10/1/20	2,530	2,628
Teva Pharmaceutical Finance Netherlands III BV:
6% 4/15/24	17,750	18,366
6.75% 3/1/28	4,190	4,470
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	11,780	11,791
5.625% 12/1/21 (a)	3,595	3,559
5.875% 5/15/23 (a)	22,540	21,650
6.125% 4/15/25 (a)	18,095	16,964
7.5% 7/15/21 (a)	5,200	5,305
8.5% 1/31/27 (a)	4,360	4,478
9% 12/15/25 (a)	6,475	6,864
9.25% 4/1/26 (a)	10,470	11,137
Wellcare Health Plans, Inc. 5.25% 4/1/25	2,765	2,782
		427,319
Homebuilders/Real Estate - 2.4%
AV Homes, Inc. 6.625% 5/15/22	3,960	4,079
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	5,410	4,707
6.75% 3/15/25	5,520	5,189
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,825	1,834
Howard Hughes Corp. 5.375% 3/15/25 (a)	6,170	6,039
Kennedy-Wilson, Inc. 5.875% 4/1/24	4,295	4,188
Lennar Corp.:
4.75% 11/29/27	7,905	7,411
5% 6/15/27	3,855	3,653
5.25% 6/1/26	8,873	8,651
5.875% 11/15/24	2,735	2,810
M/I Homes, Inc. 5.625% 8/1/25	2,380	2,232
Mattamy Group Corp.:
6.5% 10/1/25 (a)	3,960	3,861
6.875% 12/15/23 (a)	1,840	1,870
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (a)	3,275	3,242
Starwood Property Trust, Inc.:
4.75% 3/15/25 (a)	9,535	9,416
5% 12/15/21	4,690	4,749
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	11,417	11,106
TRI Pointe Homes, Inc.:
5.25% 6/1/27	5,325	4,886
5.875% 6/15/24	2,260	2,243
William Lyon Homes, Inc.:
5.875% 1/31/25	3,095	2,925
6% 9/1/23 (a)	2,635	2,582
7% 8/15/22	3,905	3,978
		101,651
Hotels - 1.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	23,165	22,470
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	26,180	26,180
Hilton Escrow Issuer LLC 4.25% 9/1/24	8,425	8,120
		56,770
Insurance - 0.6%
Acrisure LLC / Acrisure Financ 7% 11/15/25 (a)	24,100	21,811
AmWINS Group, Inc. 7.75% 7/1/26 (a)	5,290	5,528
		27,339
Leisure - 1.3%
Mattel, Inc.:
2.35% 8/15/21	7,920	7,187
3.15% 3/15/23	2,635	2,286
6.75% 12/31/25 (a)	26,175	25,422
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	2,147	2,134
Six Flags Entertainment Corp. 4.875% 7/31/24 (a)	7,920	7,752
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,345	1,358
7.25% 11/30/21 (a)	7,035	7,299
Voc Escrow Ltd. 5% 2/15/28 (a)	2,630	2,518
		55,956
Metals/Mining - 4.7%
Alcoa Nederland Holding BV 6.125% 5/15/28 (a)	1,270	1,308
Constellium NV 5.875% 2/15/26 (a)	2,920	2,876
Eldorado Gold Corp. 6.125% 12/15/20 (a)	3,800	3,715
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	24,325	23,686
6.875% 3/1/26 (a)	17,990	17,563
7% 2/15/21 (a)	2,470	2,495
7.25% 5/15/22 (a)	1,975	1,985
7.25% 4/1/23 (a)	33,225	33,433
7.5% 4/1/25 (a)	24,970	25,126
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	3,140	3,054
5.125% 5/15/24 (a)	3,860	3,696
Freeport-McMoRan, Inc.:
3.55% 3/1/22	11,010	10,666
3.875% 3/15/23	10,420	10,029
4.55% 11/14/24	37,360	36,122
5.4% 11/14/34	8,590	7,881
6.875% 2/15/23	4,275	4,574
Novelis Corp. 5.875% 9/30/26 (a)	4,300	4,123
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	12,090	11,606
		203,938
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (a)	1,855	1,860
Louisiana-Pacific Corp. 4.875% 9/15/24	1,290	1,277
NewPage Corp. 11.375% 12/31/2014 (b)(c)	30,721	0
		3,137
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (a)	1,195	1,228
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	11,705	11,134
5% 10/15/25 (a)	2,655	2,545
Golden Nugget, Inc. 6.75% 10/15/24 (a)	7,965	7,945
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	14,865	14,716
		36,340
Services - 3.8%
American Midstream Partners LP 8.5% 12/15/21 (a)	2,640	2,614
APX Group, Inc. 7.625% 9/1/23	5,605	5,063
Aramark Services, Inc.:
4.75% 6/1/26	9,515	9,253
5% 4/1/25 (a)	6,480	6,480
5.125% 1/15/24	3,350	3,379
Avantor, Inc.:
6% 10/1/24 (a)	20,310	20,297
9% 10/1/25 (a)	2,235	2,266
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,655	2,708
CDK Global, Inc. 5.875% 6/15/26	1,600	1,640
Corrections Corp. of America 5% 10/15/22	4,758	4,746
H&E Equipment Services, Inc. 5.625% 9/1/25	5,295	5,229
Hertz Corp.:
5.5% 10/15/24 (a)	68,610	54,030
6.25% 10/15/22	13,325	11,959
7.625% 6/1/22 (a)	12,520	12,270
IHS Markit Ltd.:
4% 3/1/26 (a)	1,980	1,885
4.75% 2/15/25 (a)	4,720	4,726
5% 11/1/22 (a)	1,360	1,396
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	4,050	3,949
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	3,730	2,947
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	1,545	1,520
The GEO Group, Inc. 6% 4/15/26	1,840	1,794
United Rentals North America, Inc. 5.875% 9/15/26	3,405	3,456
		163,607
Steel - 0.8%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	3,545	3,687
Cleveland-Cliffs, Inc. 5.75% 3/1/25	24,140	23,416
Commercial Metals Co. 5.75% 4/15/26 (a)	9,465	9,134
		36,237
Super Retail - 0.7%
Asbury Automotive Group, Inc. 6% 12/15/24	13,305	13,238
Netflix, Inc. 4.375% 11/15/26	7,580	7,116
Sonic Automotive, Inc. 6.125% 3/15/27	8,530	7,976
		28,330
Technology - 1.5%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	3,295	3,418
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,235	2,245
First Data Corp. 5% 1/15/24 (a)	5,945	5,997
Itron, Inc. 5% 1/15/26 (a)	3,675	3,500
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	3,095	3,134
Nuance Communications, Inc. 5.625% 12/15/26	14,545	14,472
Open Text Corp. 5.875% 6/1/26 (a)	4,285	4,392
Qorvo, Inc. 5.5% 7/15/26 (a)	5,045	5,139
Sabre GLBL, Inc. 5.25% 11/15/23 (a)	4,250	4,261
Symantec Corp.:
4.2% 9/15/20	3,215	3,231
5% 4/15/25 (a)	15,629	15,415
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,525	1,506
		66,710
Telecommunications - 5.9%
Altice Financing SA:
6.625% 2/15/23 (a)	6,950	7,028
7.5% 5/15/26 (a)	17,345	16,887
Altice Finco SA:
7.625% 2/15/25 (a)	18,085	16,548
8.125% 1/15/24 (a)	7,790	7,926
CommScope Technologies Finance LLC 6% 6/15/25 (a)	1,620	1,669
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	3,130	3,142
5.375% 3/15/27	1,445	1,434
Frontier Communications Corp.:
8.5% 4/1/26 (a)	9,700	9,312
11% 9/15/25	18,635	15,094
GCI, Inc. 6.875% 4/15/25	6,590	6,796
Inmarsat Finance PLC 4.875% 5/15/22 (a)	2,245	2,223
Intelsat Jackson Holdings SA:
5.5% 8/1/23	6,755	6,223
7.5% 4/1/21	980	984
8% 2/15/24 (a)	5,705	6,019
Level 3 Financing, Inc.:
5.125% 5/1/23	9,175	9,072
5.375% 1/15/24	5,570	5,514
Neptune Finco Corp.:
6.625% 10/15/25 (a)	7,010	7,238
10.875% 10/15/25 (a)	2,345	2,720
Sable International Finance Ltd. 6.875% 8/1/22 (a)	10,115	10,570
SFR Group SA:
6% 5/15/22 (a)	6,905	7,117
6.25% 5/15/24 (a)	4,450	4,422
7.375% 5/1/26 (a)	7,630	7,544
8.125% 2/1/27 (a)	5,280	5,393
Sprint Capital Corp. 6.875% 11/15/28	7,065	6,800
Sprint Communications, Inc. 6% 11/15/22	17,465	17,656
Sprint Corp.:
7.125% 6/15/24	15,025	15,438
7.25% 9/15/21	10,260	10,786
7.875% 9/15/23	10,160	10,833
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,811
6% 4/15/24	10,590	10,961
ViaSat, Inc. 5.625% 9/15/25 (a)	5,310	5,018
Wind Tre SpA 5% 1/20/26 (a)	8,715	7,827
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	5,075	5,024
		255,029
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	1,670	1,662
Transportation Ex Air/Rail - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	15,555	12,755
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	40,435	31,944
11.25% 8/15/22 (a)	5,310	5,058
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	1,575	1,512
		51,269
Utilities - 4.1%
Calpine Corp.:
5.25% 6/1/26 (a)	5,645	5,335
5.75% 1/15/25	10,695	9,839
Dynegy, Inc.:
7.375% 11/1/22	1,648	1,718
7.625% 11/1/24	37,515	40,199
8% 1/15/25 (a)	6,290	6,833
8.125% 1/30/26 (a)	2,655	2,918
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	3,480	3,376
7% 6/15/23	11,110	11,027
InterGen NV 7% 6/30/23 (a)	39,739	39,180
NRG Energy, Inc.:
5.75% 1/15/28 (a)	3,380	3,354
7.25% 5/15/26	1,000	1,065
NRG Yield Operating LLC 5% 9/15/26	2,685	2,522
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	2,370	2,388
Talen Energy Supply LLC:
6.5% 6/1/25	17,760	13,054
10.5% 1/15/26 (a)	18,795	16,234
The AES Corp.:
5.125% 9/1/27	2,655	2,682
6% 5/15/26	8,415	8,794
Vertiv Group Corp. 9.25% 10/15/24 (a)	8,515	8,398
		178,916

TOTAL NONCONVERTIBLE BONDS		3,550,192

TOTAL CORPORATE BONDS
(Cost $3,624,051)		3,593,677
	Shares	Value (000s)

Common Stocks - 1.3%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (c)(f)	27,176	282
UC Holdings, Inc. (c)	103,457	2,596

TOTAL AUTOMOTIVE & AUTO PARTS		2,878

Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	34
Environmental - 0.6%
Tervita Corp. (f)	3,691,751	25,967
Food & Drug Retail - 0.6%
Southeastern Grocers, Inc. (c)(f)	979,852	28,778
Healthcare - 0.0%
HealthSouth Corp.	22	2
TOTAL COMMON STOCKS
(Cost $63,925)		57,659

Convertible Preferred Stocks - 0.8%
Energy - 0.5%
Chesapeake Energy Corp. Series A, 5.75%	32,900	19,751
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	4,300	4,634
Utilities - 0.2%
Vistra Energy Corp. 7.00%	105,200	9,675
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $35,403)		34,060
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 7.0%
Cable/Satellite TV - 0.5%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5716% 1/25/26 (d)(e)	4,085	4,078
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 1/1/24 (e)(g)	5,400	5,278
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3285% 8/19/23 (d)(e)	13,341	12,770

TOTAL CABLE/SATELLITE TV		22,126

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 5/9/25 (d)(e)	355	356
Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (d)(e)	528	530
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (d)(e)	1,218	1,224
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 8/8/24 (d)(e)	397	396

TOTAL CHEMICALS		2,150

Energy - 0.6%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4386% 12/31/21 (d)(e)	4,570	5,038
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.831% 12/31/22 (d)(e)	6,395	6,496
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8374% 7/29/21 (d)(e)	12,625	12,682
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5971% 5/7/25 (d)(e)	2,675	2,668

TOTAL ENERGY		26,884

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.253% 8/1/24 (d)(e)	3,469	3,480
Food & Drug Retail - 1.0%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 8/25/21 (d)(e)	8,036	8,001
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.2796% 5/31/24 (d)(e)	26,700	25,688
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4518% 11/25/22 (d)(e)	9,938	9,739

TOTAL FOOD & DRUG RETAIL		43,428

Gaming - 0.7%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 12/22/24 (d)(e)	10,506	10,544
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 4/18/24 (d)(e)	9,199	9,206
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8271% 10/4/23 (d)(e)	2,821	2,829
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8314% 7/10/25 (d)(e)	8,110	8,179

TOTAL GAMING		30,758

Healthcare - 1.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5572% 1/27/21 (d)(e)	3,853	3,782
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3269% 6/30/25 (d)(e)	33,987	33,932
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 12/31/22 (d)(e)	1,881	1,849
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0921% 6/1/25 (d)(e)	6,230	6,236

TOTAL HEALTHCARE		45,799

Insurance - 0.5%
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8359% 1/25/24 (d)(e)	2,160	2,159
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3349% 4/25/25 (d)(e)	21,470	21,449

TOTAL INSURANCE		23,608

Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (d)(e)	6,263	6,314
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 2/17/24 (d)(e)	4,169	4,164
Services - 0.7%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (d)(e)	17,403	17,155
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0768% 11/21/24 (d)(e)	10,253	10,330
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 4/26/24 (d)(e)	3,389	3,392

TOTAL SERVICES		30,877

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3344% 8/23/23 (d)(e)	6,997	7,102
Technology - 0.5%
Banff Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6/28/25 (e)(g)	5,410	5,405
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 4/30/25 (d)(e)	8,005	8,002
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.069% 4/26/24 (d)(e)	2,690	2,689
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3581% 11/1/23 (d)(e)	3,486	3,494

TOTAL TECHNOLOGY		19,590

Telecommunications - 0.6%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.85% 6/15/24 (d)(e)	1,355	1,335
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.5769% 1/2/24 (d)(e)	1,480	1,549
Tranche B-5, term loan 6.625% 1/2/24	1,485	1,552
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/1/24 (d)(e)	18,882	18,701
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 2/3/24 (d)(e)	3,259	3,258

TOTAL TELECOMMUNICATIONS		26,395

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.08% 6/22/22 (d)(e)	2,711	2,702
Utilities - 0.2%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0999% 11/30/23 (d)(e)	6,263	6,213
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3268% 12/14/23 (d)(e)	1,916	1,915

TOTAL UTILITIES		8,128

TOTAL BANK LOAN OBLIGATIONS
(Cost $302,298)		303,861

Preferred Securities - 1.0%
Banks & Thrifts - 0.7%
Barclays Bank PLC 7.625% 11/21/22	15,425	16,928
Credit Agricole SA:
6.625% (a)(d)(h)	2,785	2,846
7.875% (a)(d)(h)	2,015	2,161
Royal Bank of Scotland Group PLC:
7.5% (d)(h)	4,085	4,244
8.625% (d)(h)	2,525	2,744

TOTAL BANKS & THRIFTS		28,923

Energy - 0.3%
DCP Midstream Partners LP 7.375% (d)(h)	8,145	8,161
Summit Midstream Partners LP 9.5% (d)(h)	5,320	5,358

TOTAL ENERGY		13,519

TOTAL PREFERRED SECURITIES
(Cost $40,430)		42,442
	Shares	Value (000s)

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 1.96% (i)
(Cost $262,976)	262,961,527	263,014
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $4,329,083)		4,294,713
NET OTHER ASSETS (LIABILITIES) - 0.9%		39,030
NET ASSETS - 100%		$4,333,743

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,072,050,000 or 47.8% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,374
Total	$1,374

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,878	$--	$--	$2,878
Consumer Staples	28,778	--	--	28,778
Energy	19,751	--	19,751	--
Health Care	2	2	--	--
Industrials	25,967	25,967	--	--
Materials	34	34	--	--
Real Estate	4,634	--	4,634	--
Utilities	9,675	--	9,675	--
Corporate Bonds	3,593,677	--	3,593,677	--
Bank Loan Obligations	303,861	--	303,861	--
Preferred Securities	42,442	--	42,442	--
Money Market Funds	263,014	263,014	--	--
Total Investments in Securities:	$4,294,713	$289,017	$3,974,040	$31,656

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

July 31, 2018

FFH-QTLY-0918
1.819942.113

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.7%
	Principal Amount	Value
Convertible Bonds - 0.6%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,069,976
3.375% 8/15/26	680,000	617,749
		1,687,725
Nonconvertible Bonds - 85.1%
Aerospace - 1.0%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,620,000	1,632,134
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,500,000	1,522,500
		3,154,634
Air Transportation - 0.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	270,000	278,438
Allegiant Travel Co. 5.5% 7/15/19	1,185,000	1,196,850
		1,475,288
Banks & Thrifts - 3.2%
Ally Financial, Inc.:
5.75% 11/20/25	3,690,000	3,828,375
8% 11/1/31	1,995,000	2,403,975
Royal Bank of Scotland Group PLC 5.125% 5/28/24	4,100,000	4,172,636
		10,404,986
Broadcasting - 1.9%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,695,000	1,646,269
5% 8/1/27 (a)	2,285,000	2,170,750
6% 7/15/24 (a)	2,195,000	2,269,081
		6,086,100
Cable/Satellite TV - 9.1%
Altice U.S. Finance SA 5.375% 7/15/23 (a)	6,745,000	6,804,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,750,000	1,671,250
5% 2/1/28 (a)	3,655,000	3,421,994
5.125% 5/1/23 (a)	1,105,000	1,102,238
5.125% 5/1/27 (a)	2,110,000	2,015,050
5.5% 5/1/26 (a)	3,150,000	3,094,875
5.875% 5/1/27 (a)	1,630,000	1,617,775
CSC Holdings LLC:
5.375% 2/1/28 (a)	620,000	584,170
5.5% 4/15/27 (a)	1,320,000	1,270,500
DISH DBS Corp.:
5.875% 11/15/24	1,330,000	1,103,900
7.75% 7/1/26	815,000	712,106
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,460,000	1,390,650
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	4,765,000	4,538,663
		29,327,171
Capital Goods - 0.6%
AECOM 5.125% 3/15/27	600,000	582,000
AECOM Technology Corp. 5.875% 10/15/24	1,155,000	1,209,863
		1,791,863
Chemicals - 3.4%
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,855,000	1,776,163
4.5% 12/1/26 (a)	445,000	442,248
5.15% 3/15/34	80,000	73,900
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,765,000	1,704,902
5.25% 6/1/27 (a)	620,000	580,314
OCI NV 6.625% 4/15/23 (a)	1,270,000	1,297,369
Olin Corp.:
5% 2/1/30	360,000	340,200
5.125% 9/15/27	1,695,000	1,661,100
The Chemours Co. LLC 5.375% 5/15/27	1,000,000	972,500
Valvoline, Inc. 4.375% 8/15/25	1,065,000	1,003,763
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	1,200,000	1,260,000
		11,112,459
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	930,000	870,713
Containers - 2.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	925,000	908,813
4.625% 5/15/23 (a)	3,090,000	3,051,375
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,770,000	1,601,301
OI European Group BV 4% 3/15/23 (a)	1,230,000	1,162,350
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	454,825
Silgan Holdings, Inc. 4.75% 3/15/25	810,000	772,538
		7,951,202
Diversified Financial Services - 7.2%
Aircastle Ltd. 4.125% 5/1/24	395,000	383,644
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	780,000	733,200
FLY Leasing Ltd. 5.25% 10/15/24	535,000	504,238
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,785,000	4,814,906
6% 8/1/20	2,315,000	2,353,603
6.25% 2/1/22	1,970,000	2,008,159
6.75% 2/1/24	580,000	590,150
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.57% 12/21/65 (a)(b)(c)	460,000	420,325
MSCI, Inc.:
4.75% 8/1/26 (a)	3,350,000	3,308,125
5.375% 5/15/27 (a)	2,545,000	2,564,088
Navient Corp.:
6.5% 6/15/22	460,000	467,010
6.625% 7/26/21	1,600,000	1,652,000
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,720,000	1,600,116
SLM Corp.:
5.5% 1/25/23	1,455,000	1,422,263
7.25% 1/25/22	460,000	479,550
		23,301,377
Diversified Media - 0.3%
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	90,000	82,125
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	700,000	680,313
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (a)	135,000	134,663
		897,101
Energy - 14.8%
Antero Resources Finance Corp. 5.375% 11/1/21	890,000	902,238
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	990,000	992,475
5.875% 3/31/25	1,590,000	1,673,475
7% 6/30/24	2,245,000	2,456,872
Cheniere Energy Partners LP 5.25% 10/1/25	2,585,000	2,572,075
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(c)	3,290,000	3,291,607
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	2,195,000	2,216,950
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,630,000	2,689,175
DCP Midstream Operating LP 5.375% 7/15/25	915,000	934,444
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	805,000	838,206
Drax Finco PLC 6.625% 11/1/25 (a)	370,000	370,925
Duke Energy Field Services 8.125% 8/16/30	315,000	379,575
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	195,000	190,613
5.75% 1/30/28 (a)	195,000	190,613
Energy Transfer Equity LP 4.25% 3/15/23	3,280,000	3,189,800
Ensco PLC:
4.5% 10/1/24	1,150,000	973,188
7.75% 2/1/26	485,000	470,450
8% 1/31/24	1,314,000	1,320,570
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,090,000	2,100,450
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,755,000	2,648,244
5.75% 10/1/25 (a)	1,294,000	1,290,765
Jonah Energy LLC 7.25% 10/15/25 (a)	750,000	620,625
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	740,000	744,403
Nabors Industries, Inc.:
5.5% 1/15/23	1,490,000	1,441,575
5.75% 2/1/25 (a)	515,000	487,963
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,760,000	1,698,400
4.5% 9/15/27 (a)	255,000	240,019
Precision Drilling Corp.:
5.25% 11/15/24	360,000	343,800
7.125% 1/15/26 (a)	375,000	384,844
7.75% 12/15/23	830,000	877,725
Range Resources Corp. 5% 3/15/23	890,000	853,288
Southwestern Energy Co. 4.1% 3/15/22	330,000	313,500
Summit Midstream Holdings LLC 5.75% 4/15/25	475,000	458,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,635,000	2,529,600
5% 1/15/28 (a)	1,390,000	1,311,813
5.125% 2/1/25	780,000	781,950
5.375% 2/1/27	390,000	386,096
5.875% 4/15/26 (a)	1,840,000	1,876,800
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	235,000	226,188
5% 1/31/28 (a)	235,000	221,194
		47,490,868
Food/Beverage/Tobacco - 2.6%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,905,000	1,888,331
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	2,030,000	1,946,263
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,375,000	1,347,500
4.875% 11/1/26 (a)	1,065,000	1,047,694
Vector Group Ltd. 6.125% 2/1/25 (a)	2,205,000	2,133,338
		8,363,126
Gaming - 4.3%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	995,000	1,013,301
MCE Finance Ltd. 4.875% 6/6/25 (a)	3,225,000	3,050,708
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,300,000	3,110,283
4.5% 1/15/28	1,525,000	1,391,563
MGM Mirage, Inc. 5.75% 6/15/25	2,520,000	2,526,300
Scientific Games Corp. 5% 10/15/25 (a)	700,000	673,736
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,930,000	1,814,412
Wynn Macau Ltd. 4.875% 10/1/24 (a)	405,000	386,269
		13,966,572
Healthcare - 7.4%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,162,138
HCA Holdings, Inc.:
5% 3/15/24	1,055,000	1,070,825
5.25% 6/15/26	1,545,000	1,568,175
Hologic, Inc.:
4.375% 10/15/25 (a)	780,000	754,424
4.625% 2/1/28 (a)	150,000	141,000
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	610,000	590,175
5.25% 8/1/26	1,455,000	1,433,175
6.375% 3/1/24	880,000	924,000
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	995,000	997,488
Service Corp. International 4.625% 12/15/27	920,000	874,000
Teleflex, Inc.:
4.625% 11/15/27	505,000	480,886
4.875% 6/1/26	4,955,000	4,893,063
Tenet Healthcare Corp.:
4.375% 10/1/21	1,100,000	1,095,875
4.625% 7/15/24	715,000	692,656
5.125% 5/1/25	1,200,000	1,164,000
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	755,000	755,710
6.5% 3/15/22 (a)	695,000	724,677
7% 3/15/24 (a)	4,340,000	4,601,485
		23,923,752
Homebuilders/Real Estate - 0.5%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,345,000	1,316,419
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	440,000	434,500
		1,750,919
Hotels - 1.4%
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,345,000	2,259,994
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	750,000	731,250
4.875% 4/1/27	445,000	432,763
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,020,000	1,018,725
		4,442,732
Leisure - 0.2%
Mattel, Inc. 6.75% 12/31/25 (a)	625,000	607,031
Metals/Mining - 2.4%
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,560,000	1,517,100
5.125% 3/15/23 (a)	430,000	418,175
Freeport-McMoRan, Inc.:
3.55% 3/1/22	3,505,000	3,395,469
4.55% 11/14/24	2,340,000	2,262,488
		7,593,232
Restaurants - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	1,425,000	1,355,531
Services - 1.7%
Aramark Services, Inc.:
4.75% 6/1/26	2,460,000	2,392,350
5% 2/1/28 (a)	750,000	723,525
Ashtead Capital, Inc. 4.375% 8/15/27 (a)	155,000	147,591
CDK Global, Inc. 4.875% 6/1/27	505,000	494,269
Corrections Corp. of America 5% 10/15/22	105,000	104,738
IHS Markit Ltd. 4.75% 2/15/25 (a)	1,180,000	1,181,475
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	695,000	549,050
		5,592,998
Steel - 0.5%
Commercial Metals Co. 5.375% 7/15/27	1,785,000	1,660,050
Technology - 5.9%
Fair Isaac Corp. 5.25% 5/15/26 (a)	205,000	205,881
First Data Corp. 5.375% 8/15/23 (a)	1,255,000	1,272,256
Gartner, Inc. 5.125% 4/1/25 (a)	390,000	393,470
Micron Technology, Inc. 5.5% 2/1/25	1,615,000	1,669,506
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,280,000	2,271,450
5.625% 12/15/26	1,495,000	1,487,525
Open Text Corp. 5.875% 6/1/26 (a)	5,015,000	5,140,375
Qorvo, Inc.:
5.5% 7/15/26 (a)	375,000	382,013
7% 12/1/25	20,000	21,650
Sensata Technologies BV 5% 10/1/25 (a)	1,915,000	1,915,000
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	435,000	456,206
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,000,000	1,015,000
Symantec Corp. 5% 4/15/25 (a)	2,725,000	2,687,742
		18,918,074
Telecommunications - 5.8%
Altice Financing SA:
6.625% 2/15/23 (a)	2,240,000	2,265,200
7.5% 5/15/26 (a)	433,000	421,569
Equinix, Inc.:
5.375% 4/1/23	380,000	389,500
5.875% 1/15/26	1,125,000	1,162,969
Level 3 Financing, Inc.:
5.25% 3/15/26	1,186,000	1,143,008
5.625% 2/1/23	2,000,000	2,015,000
Neptune Finco Corp. 6.625% 10/15/25 (a)	4,600,000	4,749,500
Qwest Corp. 6.75% 12/1/21	510,000	542,150
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	845,000	794,300
6.5% 1/15/24	2,535,000	2,642,738
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,200,000	2,007,500
U.S. West Communications 7.25% 9/15/25	560,000	595,257
		18,728,691
Utilities - 7.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,140,000	3,399,050
DPL, Inc. 6.75% 10/1/19	803,000	827,090
Dynegy, Inc.:
8% 1/15/25 (a)	2,445,000	2,655,881
8.125% 1/30/26 (a)	1,995,000	2,192,605
NRG Energy, Inc.:
5.75% 1/15/28 (a)	515,000	511,035
6.25% 5/1/24	360,000	370,350
6.625% 1/15/27	2,390,000	2,461,700
NRG Yield Operating LLC 5% 9/15/26	790,000	742,106
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	3,032,132	3,331,556
The AES Corp.:
4.5% 3/15/23	585,000	582,806
4.875% 5/15/23	3,105,000	3,116,644
5.125% 9/1/27	1,040,000	1,050,400
6% 5/15/26	1,880,000	1,964,600
		23,205,823

TOTAL NONCONVERTIBLE BONDS		273,972,293

TOTAL CORPORATE BONDS
(Cost $277,986,216)		275,660,018

Bank Loan Obligations - 2.6%
Aerospace - 0.5%
TransDigm, Inc. Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 6/9/23 (b)(c)	1,547,806	1,548,007
Cable/Satellite TV - 0.5%
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3216% 9/30/25 (b)(c)	1,155,000	1,151,754
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 1/19/21 (b)(c)	562,875	563,404

TOTAL CABLE/SATELLITE TV		1,715,158

Energy - 0.8%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5971% 5/7/25 (b)(c)	2,550,000	2,543,625
Gaming - 0.1%
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.9211% 8/14/24 (b)(c)	447,927	447,990
Healthcare - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0921% 6/1/25 (b)(c)	75,000	75,067
Technology - 0.1%
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 3/3/23 (b)(c)	238,779	238,965
Telecommunications - 0.6%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.331% 2/22/24 (b)(c)	1,200,000	1,201,668
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 2/2/26 (b)(c)	675,000	674,831

TOTAL TELECOMMUNICATIONS		1,876,499

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,431,823)		8,445,311

Preferred Securities - 8.1%
Banks & Thrifts - 7.5%
Bank of America Corp.:
6.1% (b)(d)	2,835,000	3,019,159
6.25% (b)(d)	3,180,000	3,391,647
6.5% (b)(d)	3,150,000	3,434,318
Barclays Bank PLC 7.625% 11/21/22	4,180,000	4,587,285
Citigroup, Inc. 5.95% (b)(d)	6,630,000	6,779,914
Credit Agricole SA 6.625% (a)(b)(d)	2,513,000	2,568,339
Royal Bank of Scotland Group PLC 7.5% (b)(d)	425,000	441,584

TOTAL BANKS & THRIFTS		24,222,246

Energy - 0.6%
Andeavor Logistics LP 6.875% (b)(d)	1,700,000	1,757,487
TOTAL PREFERRED SECURITIES
(Cost $24,940,750)		25,979,733
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.96% (e)
(Cost $4,298,056)	4,297,197	4,298,056
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $315,656,845)		314,383,118
NET OTHER ASSETS (LIABILITIES) - 2.3%		7,507,842
NET ASSETS - 100%		$321,890,960

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,143,914 or 44.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,808
Total	$55,808

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$275,660,018	$--	$275,660,018	$--
Bank Loan Obligations	8,445,311	--	8,445,311	--
Preferred Securities	25,979,733	--	25,979,733	--
Money Market Funds	4,298,056	4,298,056	--	--
Total Investments in Securities:	$314,383,118	$4,298,056	$310,085,062	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series High Income Fund

July 31, 2018

FSH-QTLY-0918
1.924275.107

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.3%
	Principal Amount	Value
Convertible Bonds - 1.1%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$690,000	$600,230
3.375% 8/15/26	14,720,000	13,372,458
		13,972,688
Energy - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24	5,510,000	5,229,392
Utilities - 0.4%
SolarCity Corp. 1.625% 11/1/19	10,860,000	9,737,684

TOTAL CONVERTIBLE BONDS		28,939,764

Nonconvertible Bonds - 81.2%
Aerospace - 0.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,045,000	1,052,827
Bombardier, Inc.:
7.5% 12/1/24 (a)	4,565,000	4,856,019
7.5% 3/15/25 (a)	8,630,000	9,061,500
DAE Funding LLC:
4.5% 8/1/22 (a)	1,430,000	1,408,550
5% 8/1/24 (a)	515,000	507,275
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	2,935,000	3,008,375
		19,894,546
Automotive & Auto Parts - 0.6%
Allison Transmission, Inc. 5% 10/1/24 (a)	3,155,000	3,099,788
Delphi Technologies PLC 5% 10/1/25 (a)	3,175,000	2,994,057
Lithia Motors, Inc. 5.25% 8/1/25 (a)	1,855,000	1,771,525
Tesla, Inc. 5.3% 8/15/25 (a)	8,590,000	7,537,725
		15,403,095
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	1,210,000	1,213,025
5.75% 11/20/25	21,575,000	22,384,063
Royal Bank of Scotland Group PLC 5.125% 5/28/24	1,710,000	1,740,295
		25,337,383
Broadcasting - 1.2%
CBS Radio, Inc. 7.25% 11/1/24 (a)	3,765,000	3,537,218
iHeartCommunications, Inc.:
9% 9/15/22 (b)	3,755,000	2,881,963
10.625% 3/15/23 (b)	4,900,000	3,760,750
11.25% 3/1/21 (a)(b)	4,625,000	3,353,125
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	1,020,000	946,050
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,610,000	2,534,963
5% 8/1/27 (a)	6,060,000	5,757,000
5.375% 7/15/26 (a)	7,858,000	7,691,018
Univision Communications, Inc. 5.125% 2/15/25 (a)	1,730,000	1,604,575
		32,066,662
Building Materials - 0.4%
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	2,735,000	2,680,300
Building Materials Corp. of America:
5.5% 2/15/23 (a)	2,585,000	2,640,061
6% 10/15/25 (a)	2,195,000	2,222,438
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	1,255,000	1,190,681
U.S. Concrete, Inc. 6.375% 6/1/24	1,350,000	1,341,563
		10,075,043
Cable/Satellite TV - 6.0%
Altice SA:
7.625% 2/15/25 (a)	30,295,000	28,098,613
7.75% 5/15/22 (a)	36,145,000	35,964,275
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	5,690,000	5,739,788
5.5% 5/15/26 (a)	13,040,000	12,795,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,405,000	3,251,775
5% 2/1/28 (a)	3,405,000	3,187,931
5.125% 2/15/23	4,450,000	4,427,750
5.125% 5/1/23 (a)	1,730,000	1,725,675
5.125% 5/1/27 (a)	8,720,000	8,327,600
5.5% 5/1/26 (a)	5,810,000	5,708,325
5.75% 9/1/23	4,640,000	4,698,000
5.875% 4/1/24 (a)	8,950,000	9,106,625
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (a)	3,760,000	3,750,600
CSC Holdings LLC 5.5% 4/15/27 (a)	5,810,000	5,592,125
DISH DBS Corp.:
5.875% 7/15/22	4,135,000	3,866,225
6.75% 6/1/21	3,995,000	4,016,174
7.75% 7/1/26	2,390,000	2,088,263
Virgin Media Finance PLC 4.875% 2/15/22	8,880,000	8,358,300
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	995,000	935,300
5.5% 8/15/26 (a)	4,675,000	4,452,938
VTR Finance BV 6.875% 1/15/24 (a)	2,000,000	2,067,300
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	8,585,000	8,177,213
		166,336,295
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26 (a)	1,030,000	1,050,600
Chemicals - 3.9%
Blue Cube Spinco, Inc. 10% 10/15/25	6,250,000	7,242,188
CF Industries Holdings, Inc.:
3.45% 6/1/23	3,315,000	3,174,113
5.15% 3/15/34	9,160,000	8,461,550
5.375% 3/15/44	7,085,000	6,287,938
LSB Industries, Inc. 9.625% 5/1/23 (a)	1,670,000	1,699,225
Momentive Performance Materials, Inc. 3.88% 10/24/21	18,676,000	19,679,835
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)(c)	27,576,000	3
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	3,005,000	2,902,680
OCI NV 6.625% 4/15/23 (a)	1,275,000	1,302,476
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	5,020,000	5,043,594
The Chemours Co. LLC:
6.625% 5/15/23	3,519,000	3,686,153
7% 5/15/25	4,335,000	4,638,450
TPC Group, Inc. 8.75% 12/15/20 (a)	17,040,000	16,954,800
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,705,000	1,683,688
Tronox Finance PLC 5.75% 10/1/25 (a)	1,325,000	1,276,969
Tronox, Inc. 6.5% 4/15/26 (a)	16,555,000	16,472,225
Valvoline, Inc. 5.5% 7/15/24	2,075,000	2,095,750
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,515,000	1,543,406
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,155,000	1,175,213
5.625% 10/1/24 (a)	2,475,000	2,598,750
		107,919,006
Consumer Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	210,000	206,850
Prestige Brands, Inc. 6.375% 3/1/24 (a)	1,665,000	1,662,919
		1,869,769
Containers - 1.8%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(d)	1,675,000	1,675,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	13,920,000	13,746,000
6% 2/15/25 (a)	10,772,000	10,516,165
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	16,055,000	14,524,798
OI European Group BV 4% 3/15/23 (a)	685,000	647,325
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	5,860,000	5,794,075
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	845,000	775,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	3,320,000	3,301,408
		50,980,059
Diversified Financial Services - 4.0%
Aircastle Ltd. 5% 4/1/23	2,435,000	2,482,483
CIT Group, Inc. 5% 8/15/22	1,850,000	1,884,688
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	8,679,000	8,158,260
FLY Leasing Ltd.:
5.25% 10/15/24	10,940,000	10,310,950
6.375% 10/15/21	5,167,000	5,347,845
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	2,070,000	2,157,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	2,180,000	2,222,227
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.57% 12/21/65 (a)(d)(e)	8,630,000	7,885,663
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.82% 12/21/65 (a)(d)(e)	9,553,000	8,693,230
MSCI, Inc.:
5.375% 5/15/27 (a)	3,450,000	3,475,875
5.75% 8/15/25 (a)	1,635,000	1,704,488
Navient Corp.:
5% 10/26/20	2,425,000	2,425,000
6.75% 6/25/25	6,740,000	6,689,450
6.75% 6/15/26	1,710,000	1,661,607
7.25% 9/25/23	2,695,000	2,823,013
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	4,485,000	4,339,238
SLM Corp.:
4.875% 6/17/19	6,680,000	6,738,450
6.125% 3/25/24	3,555,000	3,501,675
7.25% 1/25/22	2,925,000	3,049,313
8% 3/25/20	6,038,000	6,370,090
Springleaf Financial Corp.:
6.125% 5/15/22	3,365,000	3,440,713
6.875% 3/15/25	1,735,000	1,761,025
7.125% 3/15/26	6,910,000	6,984,628
8.25% 12/15/20	3,180,000	3,442,350
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (a)	2,520,000	2,331,000
		109,881,236
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc. Series A, 6.5% 11/15/22	5,115,000	5,205,433
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,250,000	1,176,175
MDC Partners, Inc. 6.5% 5/1/24 (a)	15,938,000	14,065,285
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	2,455,000	2,240,188
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	12,945,000	12,580,922
		35,268,003
Energy - 12.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	3,270,000	3,163,725
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	6,440,000	6,568,800
Baytex Energy Corp. 5.125% 6/1/21 (a)	3,495,000	3,381,413
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.625% 7/15/26 (a)	3,420,000	3,445,650
California Resources Corp. 8% 12/15/22 (a)	19,870,000	17,783,650
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	1,745,000	1,749,363
Chesapeake Energy Corp.:
4.875% 4/15/22	1,470,000	1,425,900
5.375% 6/15/21	3,491,000	3,473,545
8% 1/15/25	1,555,000	1,593,875
8% 6/15/27	3,630,000	3,711,675
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	14,033,000	14,138,248
CNX Midstream Partners LP 6.5% 3/15/26 (a)	1,560,000	1,528,800
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (a)	1,735,000	1,726,325
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(d)(e)	2,615,000	2,616,277
6.5% 5/15/26 (a)	6,685,000	6,601,438
6.875% 6/15/25 (a)	3,085,000	3,138,988
Covey Park Energy LLC 7.5% 5/15/25 (a)	3,580,000	3,633,700
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	5,900,000	6,032,750
Denbury Resources, Inc.:
4.625% 7/15/23	12,667,000	10,846,119
5.5% 5/1/22	7,340,000	6,642,700
Drax Finco PLC 6.625% 11/1/25 (a)	2,675,000	2,681,688
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,235,000	1,207,213
5.75% 1/30/28 (a)	1,240,000	1,212,100
Ensco PLC:
5.2% 3/15/25	2,605,000	2,210,994
5.75% 10/1/44	5,160,000	3,753,900
7.75% 2/1/26	1,720,000	1,668,400
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	8,370,000	8,453,700
Exterran Energy Solutions LP 8.125% 5/1/25	2,790,000	2,929,500
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,120,000	2,109,400
FTS International, Inc. 6.25% 5/1/22	3,070,000	3,061,435
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	6,425,000	6,457,125
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	5,160,000	4,960,050
5.75% 10/1/25 (a)	3,650,000	3,640,875
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,725,000	1,668,938
Jonah Energy LLC 7.25% 10/15/25 (a)	10,110,000	8,366,025
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	2,835,000	2,851,868
MEG Energy Corp. 7% 3/31/24 (a)	1,520,000	1,371,800
Nabors Industries, Inc. 5.75% 2/1/25 (a)	12,080,000	11,445,800
Neptune Energy Bondco PLC 6.625% 5/15/25 (a)	3,485,000	3,390,382
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	4,750,000	4,512,500
Noble Holding International Ltd.:
5.25% 3/15/42	2,815,000	1,998,650
6.05% 3/1/41	2,935,000	2,171,900
7.75% 1/15/24	3,949,000	3,830,530
7.875% 2/1/26 (a)	2,770,000	2,846,175
7.95% 4/1/25 (d)	3,075,000	2,905,875
Oceaneering International, Inc. 6% 2/1/28	1,725,000	1,717,002
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (a)	1,410,000	1,399,425
6.25% 6/1/24 (a)	1,030,000	1,071,200
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	4,485,000	4,664,400
7.25% 6/15/25	3,155,000	3,312,750
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,685,000	1,714,488
Precision Drilling Corp. 7.125% 1/15/26 (a)	2,325,000	2,386,031
Range Resources Corp. 5% 3/15/23	3,405,000	3,264,544
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	5,585,000	5,501,225
5.625% 11/15/23	2,835,000	2,707,425
Sanchez Energy Corp. 7.25% 2/15/23 (a)	14,925,000	14,701,125
SemGroup Corp.:
6.375% 3/15/25	6,745,000	6,475,200
7.25% 3/15/26	4,790,000	4,778,025
SM Energy Co.:
5% 1/15/24	6,500,000	6,256,250
5.625% 6/1/25	2,695,000	2,627,625
6.125% 11/15/22	7,320,000	7,503,000
6.5% 1/1/23	7,270,000	7,379,050
Southwestern Energy Co.:
4.1% 3/15/22	16,615,000	15,784,250
7.5% 4/1/26	5,985,000	6,209,438
7.75% 10/1/27	3,213,000	3,359,593
Summit Midstream Holdings LLC 5.75% 4/15/25	1,975,000	1,905,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,185,000	4,017,600
5.125% 2/1/25	2,885,000	2,892,213
5.875% 4/15/26 (a)	3,485,000	3,554,700
6.75% 3/15/24	1,490,000	1,571,950
Teine Energy Ltd. 6.875% 9/30/22 (a)	525,000	528,938
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	3,205,000	3,084,813
Transocean, Inc. 9% 7/15/23 (a)	3,755,000	4,050,706
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	1,030,000	1,059,613
Weatherford International Ltd.:
6.5% 8/1/36	3,345,000	2,592,375
7% 3/15/38	1,140,000	920,550
Weatherford International, Inc.:
6.8% 6/15/37	1,720,000	1,363,100
9.875% 3/1/25 (a)	3,465,000	3,499,650
Whiting Petroleum Corp.:
5.75% 3/15/21	2,385,000	2,432,700
6.25% 4/1/23	1,455,000	1,507,744
6.625% 1/15/26	1,990,000	2,060,894
WPX Energy, Inc. 6% 1/15/22	177,000	183,638
		334,948,869
Entertainment/Film - 1.9%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	18,495,000	18,032,625
6.125% 5/15/27	16,715,000	16,213,550
AMC Entertainment, Inc. 5.75% 6/15/25	6,460,000	6,371,175
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	4,285,000	4,321,380
5.875% 3/15/25	1,815,000	1,830,881
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(d)	5,523,977	5,413,497
		52,183,108
Environmental - 1.5%
Covanta Holding Corp.:
5.875% 3/1/24	4,960,000	4,960,000
5.875% 7/1/25	8,010,000	7,829,775
6.375% 10/1/22	2,318,000	2,373,053
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	13,015,000	12,949,925
Tervita Escrow Corp. 7.625% 12/1/21 (a)	10,710,000	11,061,824
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (a)	1,010,000	964,550
		40,139,127
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	9,340,000	8,388,067
6.625% 6/15/24	4,935,000	4,725,263
Albertsons Companies, Inc. 3 month U.S. LIBOR + 3.750% 6.0851% 1/15/24 (a)(d)(e)	1,655,000	1,675,688
Performance Food Group, Inc. 5.5% 6/1/24 (a)	2,110,000	2,093,521
Rite Aid Corp. 7.7% 2/15/27	2,845,000	2,464,481
		19,347,020
Food/Beverage/Tobacco - 3.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	18,710,000	18,546,288
Cott Holdings, Inc. 5.5% 4/1/25 (a)	4,875,000	4,692,188
ESAL GmbH 6.25% 2/5/23 (a)	19,645,000	19,006,538
JBS Investments GmbH:
7.25% 4/3/24 (a)	4,035,000	4,045,088
7.75% 10/28/20 (a)	6,200,000	6,355,930
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	6,480,000	6,066,965
6.75% 2/15/28 (a)	9,720,000	9,185,400
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	3,495,000	3,425,100
4.875% 11/1/26 (a)	1,045,000	1,028,019
Post Holdings, Inc.:
5% 8/15/26 (a)	4,555,000	4,285,982
5.625% 1/15/28 (a)	3,415,000	3,252,788
5.75% 3/1/27 (a)	2,255,000	2,198,625
Vector Group Ltd. 6.125% 2/1/25 (a)	4,385,000	4,242,488
		86,331,399
Gaming - 2.1%
Boyd Gaming Corp. 6% 8/15/26 (a)	1,485,000	1,492,425
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	24,345,000	23,432,063
Downstream Development Authority 10.5% 2/15/23 (a)	1,725,000	1,724,500
Eldorado Resorts, Inc. 6% 4/1/25	750,000	757,500
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,200,000	1,219,320
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)	1,100,000	1,149,500
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,855,000	2,700,704
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	3,505,000	3,303,498
MGM Mirage, Inc. 5.75% 6/15/25	5,130,000	5,142,825
Scientific Games Corp. 5% 10/15/25 (a)	6,160,000	5,928,877
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	7,505,000	7,082,844
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,395,000	2,251,563
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,670,000	1,592,763
		57,778,382
Healthcare - 10.3%
AmSurg Corp. 5.625% 7/15/22	2,570,000	2,627,825
Catalent Pharma Solutions 4.875% 1/15/26 (a)	955,000	935,900
Centene Escrow Corp. 5.375% 6/1/26 (a)	3,490,000	3,572,888
Community Health Systems, Inc.:
5.125% 8/1/21	22,950,000	21,709,323
6.25% 3/31/23	13,895,000	12,922,350
6.875% 2/1/22	48,401,000	23,716,490
8.125% 6/30/24 (a)	5,529,000	4,547,603
8.625% 1/15/24 (a)	3,415,000	3,530,427
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,465,000	4,342,213
DaVita HealthCare Partners, Inc.:
5% 5/1/25	3,160,000	2,978,300
5.125% 7/15/24	10,995,000	10,699,509
HCA Holdings, Inc.:
5.25% 6/15/26	2,865,000	2,907,975
5.875% 5/1/23	7,350,000	7,689,938
6.25% 2/15/21	5,100,000	5,310,375
HealthSouth Corp. 5.75% 9/15/25	3,890,000	3,909,450
Hologic, Inc. 4.375% 10/15/25 (a)	2,845,000	2,751,712
IMS Health, Inc. 5% 10/15/26 (a)	4,190,000	4,176,173
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	245,000	237,038
5.5% 5/1/24	1,365,000	1,375,238
6.375% 3/1/24	4,595,000	4,824,750
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	38,557,000	38,074,989
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(d)	3,405,000	3,519,919
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	12,260,000	12,290,650
5.5% 2/1/21	5,990,000	6,072,363
SP Finco LLC 6.75% 7/1/25 (a)	800,000	755,000
Teleflex, Inc. 4.875% 6/1/26	5,645,000	5,574,438
Tenet Healthcare Corp.:
4.375% 10/1/21	14,240,000	14,186,600
5.125% 5/1/25	6,775,000	6,571,750
6% 10/1/20	1,980,000	2,056,725
Teva Pharmaceutical Finance Netherlands III BV:
6% 4/15/24	11,755,000	12,163,092
6.75% 3/1/28	2,775,000	2,960,303
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	7,645,000	7,652,186
5.625% 12/1/21 (a)	2,495,000	2,470,050
5.875% 5/15/23 (a)	15,210,000	14,609,205
6.125% 4/15/25 (a)	13,305,000	12,473,438
7.5% 7/15/21 (a)	1,425,000	1,453,678
8.5% 1/31/27 (a)	2,855,000	2,932,085
9% 12/15/25 (a)	4,735,000	5,019,100
9.25% 4/1/26 (a)	6,945,000	7,387,744
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,800,000	1,811,250
		284,800,042
Homebuilders/Real Estate - 2.2%
AV Homes, Inc. 6.625% 5/15/22	2,475,000	2,549,250
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	3,470,000	3,018,900
6.75% 3/15/25	2,255,000	2,119,700
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,145,000	3,078,169
Kennedy-Wilson, Inc. 5.875% 4/1/24 (a)	3,000,000	2,925,000
Lennar Corp.:
4.75% 11/29/27	5,160,000	4,837,500
5% 6/15/27	2,535,000	2,401,913
5.25% 6/1/26	5,775,000	5,630,682
5.875% 11/15/24	1,640,000	1,685,100
M/I Homes, Inc. 5.625% 8/1/25	1,525,000	1,430,145
Mattamy Group Corp.:
6.5% 10/1/25 (a)	2,535,000	2,471,625
6.875% 12/15/23 (a)	1,680,000	1,707,300
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (a)	3,025,000	2,994,750
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	6,205,000	6,127,438
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	7,164,000	6,969,139
TRI Pointe Homes, Inc. 5.25% 6/1/27	3,385,000	3,105,738
William Lyon Homes, Inc.:
5.875% 1/31/25	2,820,000	2,665,351
6% 9/1/23 (a)	1,745,000	1,710,100
7% 8/15/22	2,175,000	2,215,781
		59,643,581
Hotels - 1.2%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	15,059,000	14,607,230
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	17,375,000	17,375,000
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,000,000	1,927,500
		33,909,730
Insurance - 0.6%
Acrisure LLC / Acrisure Financ 7% 11/15/25 (a)	15,570,000	14,090,850
AmWINS Group, Inc. 7.75% 7/1/26 (a)	3,415,000	3,568,675
		17,659,525
Leisure - 1.4%
Mattel, Inc.:
2.35% 8/15/21	5,150,000	4,673,625
3.15% 3/15/23	1,720,000	1,492,100
6.75% 12/31/25 (a)	17,180,000	16,686,075
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	1,430,000	1,421,063
Six Flags Entertainment Corp. 4.875% 7/31/24 (a)	5,065,000	4,957,369
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	3,055,000	3,085,550
7.25% 11/30/21 (a)	4,420,000	4,585,750
Voc Escrow Ltd. 5% 2/15/28 (a)	1,725,000	1,651,688
		38,553,220
Metals/Mining - 4.6%
Alcoa Nederland Holding BV 6.125% 5/15/28 (a)	845,000	870,350
Constellium NV 5.875% 2/15/26 (a)	1,885,000	1,856,725
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	16,095,000	15,672,506
6.875% 3/1/26 (a)	11,945,000	11,661,306
7.25% 5/15/22 (a)	2,480,000	2,492,400
7.25% 4/1/23 (a)	21,450,000	21,584,063
7.5% 4/1/25 (a)	16,565,000	16,668,531
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,965,000	1,910,963
5.125% 5/15/24 (a)	2,420,000	2,317,150
Freeport-McMoRan, Inc.:
3.55% 3/1/22	7,255,000	7,028,281
3.875% 3/15/23	1,835,000	1,766,188
4.55% 11/14/24	26,905,000	26,013,772
5.4% 11/14/34	4,570,000	4,192,975
6.875% 2/15/23	4,810,000	5,146,700
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	7,960,000	7,641,600
		126,823,510
Paper - 0.1%
Louisiana-Pacific Corp. 4.875% 9/15/24	1,435,000	1,420,650
NewPage Corp. 11.375% 12/31/2014 (b)(c)	56,458,756	6
		1,420,656
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (a)	765,000	786,038
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	7,458,000	7,094,423
5% 10/15/25 (a)	1,705,000	1,634,669
Golden Nugget, Inc. 6.75% 10/15/24 (a)	5,105,000	5,092,238
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	9,100,000	9,009,000
		22,830,330
Services - 3.8%
American Midstream Partners LP 8.5% 12/15/21 (a)	1,715,000	1,697,850
APX Group, Inc. 7.625% 9/1/23	3,585,000	3,238,510
Aramark Services, Inc.:
4.75% 6/1/26	6,285,000	6,112,163
5% 4/1/25 (a)	3,880,000	3,880,000
5.125% 1/15/24	2,405,000	2,426,044
Avantor, Inc.:
6% 10/1/24 (a)	13,935,000	13,926,291
9% 10/1/25 (a)	1,225,000	1,241,844
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,700,000	1,734,000
CDK Global, Inc. 5.875% 6/15/26	1,055,000	1,081,375
Corrections Corp. of America 5% 10/15/22	1,695,000	1,690,763
H&E Equipment Services, Inc. 5.625% 9/1/25	3,420,000	3,377,250
Hertz Corp.:
5.5% 10/15/24 (a)	45,010,000	35,445,375
6.25% 10/15/22	7,885,000	7,076,788
7.625% 6/1/22 (a)	8,260,000	8,094,800
IHS Markit Ltd.:
4% 3/1/26 (a)	1,275,000	1,213,545
4.75% 2/15/25 (a)	3,010,000	3,013,763
5% 11/1/22 (a)	1,370,000	1,406,593
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	2,555,000	2,491,125
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	2,390,000	1,888,100
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	1,410,000	1,387,088
United Rentals North America, Inc. 5.875% 9/15/26	2,081,000	2,112,215
		104,535,482
Steel - 0.8%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	2,275,000	2,366,000
Cleveland-Cliffs, Inc. 5.75% 3/1/25	15,580,000	15,112,600
Commercial Metals Co. 5.75% 4/15/26 (a)	6,215,000	5,997,475
		23,476,075
Super Retail - 0.6%
Asbury Automotive Group, Inc. 6% 12/15/24	8,120,000	8,079,400
Netflix, Inc. 4.375% 11/15/26	3,490,000	3,276,412
Sonic Automotive, Inc. 6.125% 3/15/27	5,335,000	4,988,225
		16,344,037
Technology - 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.875% 6/15/21 (a)	2,920,000	2,989,131
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,490,000	1,496,404
First Data Corp. 5% 1/15/24 (a)	3,895,000	3,929,081
Itron, Inc. 5% 1/15/26 (a)	2,400,000	2,286,000
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,980,000	2,004,750
Nuance Communications, Inc. 5.625% 12/15/26	8,595,000	8,552,025
Open Text Corp. 5.875% 6/1/26 (a)	2,800,000	2,870,000
Qorvo, Inc. 5.5% 7/15/26 (a)	3,260,000	3,320,962
Symantec Corp.:
4.2% 9/15/20	2,145,000	2,155,753
5% 4/15/25 (a)	10,295,000	10,154,239
TTM Technologies, Inc. 5.625% 10/1/25 (a)	975,000	962,813
		40,721,158
Telecommunications - 5.7%
Altice Financing SA:
6.625% 2/15/23 (a)	4,450,000	4,500,063
7.5% 5/15/26 (a)	13,090,000	12,744,424
Altice Finco SA:
7.625% 2/15/25 (a)	12,260,000	11,217,900
8.125% 1/15/24 (a)	5,795,000	5,896,413
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,935,000	1,942,256
5.375% 3/15/27	925,000	918,063
Frontier Communications Corp.:
8.5% 4/1/26 (a)	6,440,000	6,182,400
11% 9/15/25	11,525,000	9,335,250
GCI, Inc. 6.875% 4/15/25	3,450,000	3,557,813
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,275,000	3,017,094
7.5% 4/1/21	835,000	838,131
8% 2/15/24 (a)	4,960,000	5,232,800
Level 3 Financing, Inc.:
5.125% 5/1/23	2,220,000	2,195,025
5.375% 1/15/24	4,325,000	4,281,750
Neptune Finco Corp.:
6.625% 10/15/25 (a)	4,865,000	5,023,113
10.875% 10/15/25 (a)	1,615,000	1,873,400
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,870,000	6,134,150
SFR Group SA:
6% 5/15/22 (a)	3,910,000	4,030,037
7.375% 5/1/26 (a)	4,640,000	4,587,800
8.125% 2/1/27 (a)	3,420,000	3,493,017
Sprint Capital Corp. 6.875% 11/15/28	3,269,000	3,146,413
Sprint Communications, Inc. 6% 11/15/22	11,860,000	11,989,748
Sprint Corp.:
7.125% 6/15/24	7,865,000	8,081,288
7.25% 9/15/21	5,935,000	6,239,169
7.875% 9/15/23	7,920,000	8,444,700
T-Mobile U.S.A., Inc. 6% 4/15/24	10,105,000	10,458,675
ViaSat, Inc. 5.625% 9/15/25 (a)	3,405,000	3,217,725
Wind Tre SpA 5% 1/20/26 (a)	5,570,000	5,002,417
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	2,915,000	2,885,850
		156,466,884
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (a)	1,110,000	1,104,450
Transportation Ex Air/Rail - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	10,100,000	8,282,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	25,870,000	20,437,300
11.25% 8/15/22 (a)	3,405,000	3,243,263
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	1,175,000	1,128,000
		33,090,563
Utilities - 4.1%
Calpine Corp.:
5.25% 6/1/26 (a)	3,655,000	3,453,975
5.75% 1/15/25	6,750,000	6,210,000
Dynegy, Inc.:
7.375% 11/1/22	987,000	1,028,948
7.625% 11/1/24	23,635,000	25,326,084
8% 1/15/25 (a)	3,715,000	4,035,419
8.125% 1/30/26 (a)	2,425,000	2,665,196
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,750,000	2,667,500
7% 6/15/23	6,105,000	6,059,213
InterGen NV 7% 6/30/23 (a)	26,217,000	25,848,389
NRG Energy, Inc. 5.75% 1/15/28 (a)	2,180,000	2,163,214
NRG Yield Operating LLC 5% 9/15/26	1,735,000	1,629,816
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	2,150,000	2,166,125
Talen Energy Supply LLC:
6.5% 6/1/25	10,915,000	8,022,525
10.5% 1/15/26 (a)	12,212,000	10,548,115
The AES Corp.:
5.125% 9/1/27	1,700,000	1,717,000
6% 5/15/26	3,475,000	3,631,375
Vertiv Group Corp. 9.25% 10/15/24 (a)	5,645,000	5,567,381
		112,740,275

TOTAL NONCONVERTIBLE BONDS		2,241,715,158

TOTAL CORPORATE BONDS
(Cost $2,282,452,782)		2,270,654,922
	Shares	Value

Common Stocks - 2.3%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc. warrants 7/29/20 (c)(f)	48,708	504,615
Motors Liquidation Co. GUC Trust (f)	49,155	484,668
UC Holdings, Inc. (c)	180,386	4,525,885

TOTAL AUTOMOTIVE & AUTO PARTS		5,515,168

Environmental - 1.3%
Tervita Corp. (f)	4,885,169	34,361,607
Food & Drug Retail - 0.8%
Southeastern Grocers, Inc. (c)(f)	764,631	22,457,212
Metals/Mining - 0.0%
Aleris Corp. (c)(f)	46,900	47,163
Transportation Ex Air/Rail - 0.0%
Navios Maritime Holdings, Inc. (f)(g)	771,100	632,302
Tricer Holdco SCA:
Class A1 (c)	220,288	2
Class A2 (c)	220,288	2
Class A3 (c)	220,288	2
Class A4 (c)	220,288	2
Class A5 (c)	220,288	2
Class A6 (c)	220,288	2
Class A7 (c)	220,288	2
Class A8 (c)	220,288	2
Class A9 (c)	220,288	2

TOTAL TRANSPORTATION EX AIR/RAIL		632,320

TOTAL COMMON STOCKS
(Cost $79,444,712)		63,013,470

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.9%
Energy - 0.5%
Chesapeake Energy Corp. Series A, 5.75%	23,700	14,228,011
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	2,700	2,909,561
Utilities - 0.3%
Vistra Energy Corp. 7.00%	69,000	6,345,668

TOTAL CONVERTIBLE PREFERRED STOCKS		23,483,240

Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (c)(f)(h)	105,731,544	1,057,315
TOTAL PREFERRED STOCKS
(Cost $27,515,507)		24,540,555
	Principal Amount	Value

Bank Loan Obligations - 6.9%
Cable/Satellite TV - 0.5%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5716% 1/25/26 (d)(e)	2,653,350	2,648,919
Numericable LLC Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 1/1/24 (e)(i)	3,500,000	3,420,690
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3285% 8/19/23 (d)(e)	8,796,336	8,419,765

TOTAL CABLE/SATELLITE TV		14,489,374

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 5/9/25 (d)(e)	235,000	235,588
Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (d)(e)	338,416	339,986
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (d)(e)	780,959	784,583
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 8/8/24 (d)(e)	253,088	252,138

TOTAL CHEMICALS		1,376,707

Energy - 0.5%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.831% 12/31/22 (d)(e)	4,110,000	4,175,061
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8374% 7/29/21 (d)(e)	8,175,404	8,212,847
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5971% 5/7/25 (d)(e)	1,780,000	1,775,550

TOTAL ENERGY		14,163,458

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.253% 8/1/24 (d)(e)	2,213,275	2,220,645
Food & Drug Retail - 1.0%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 8/25/21 (d)(e)	5,267,841	5,245,084
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.2796% 5/31/24 (d)(e)	17,800,000	17,125,024
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4518% 11/25/22 (d)(e)	6,484,297	6,354,611

TOTAL FOOD & DRUG RETAIL		28,724,719

Gaming - 0.7%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 12/22/24 (d)(e)	6,735,053	6,759,232
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 4/18/24 (d)(e)	5,556,805	5,560,639
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8271% 10/4/23 (d)(e)	1,811,549	1,816,331
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8314% 7/10/25 (d)(e)	5,245,000	5,289,425

TOTAL GAMING		19,425,627

Healthcare - 1.1%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5572% 1/27/21 (d)(e)	2,191,832	2,151,349
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3269% 6/30/25 (d)(e)	21,596,981	21,562,210
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 12/31/22 (d)(e)	1,202,665	1,182,376
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0921% 6/1/25 (d)(e)	4,040,000	4,043,596

TOTAL HEALTHCARE		28,939,531

Insurance - 0.5%
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8359% 1/25/24 (d)(e)	1,391,468	1,390,884
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3349% 4/25/25 (d)(e)	12,780,000	12,767,220

TOTAL INSURANCE		14,158,104

Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (d)(e)	3,978,672	4,010,661
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 2/17/24 (d)(e)	2,596,361	2,593,661
Services - 0.7%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (d)(e)	11,189,463	11,030,348
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0768% 11/21/24 (d)(e)	6,576,950	6,626,277
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 4/26/24 (d)(e)	2,018,050	2,019,725

TOTAL SERVICES		19,676,350

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.3344% 8/23/23 (d)(e)	4,491,063	4,558,428
Technology - 0.4%
Banff Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6/28/25 (e)(i)	3,495,000	3,491,820
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 4/30/25 (d)(e)	5,355,000	5,352,751
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.069% 4/26/24 (d)(e)	1,601,285	1,600,533
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3581% 11/1/23 (d)(e)	1,703,967	1,708,040

TOTAL TECHNOLOGY		12,153,144

Telecommunications - 0.6%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.85% 6/15/24 (d)(e)	878,807	865,309
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.5769% 1/2/24 (d)(e)	960,000	1,005,005
Tranche B-5, term loan 6.625% 1/2/24	965,000	1,008,724
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/1/24 (d)(e)	12,096,589	11,980,220
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 2/3/24 (d)(e)	2,947,688	2,946,951

TOTAL TELECOMMUNICATIONS		17,806,209

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.08% 6/22/22 (d)(e)	1,735,084	1,729,306
Utilities - 0.2%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0999% 11/30/23 (d)(e)	4,055,420	4,023,301
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3268% 12/14/23 (d)(e)	1,743,450	1,742,509

TOTAL UTILITIES		5,765,810

TOTAL BANK LOAN OBLIGATIONS
(Cost $191,331,007)		192,027,322

Preferred Securities - 1.0%
Banks & Thrifts - 0.7%
Barclays Bank PLC 7.625% 11/21/22	9,170,000	10,063,461
Credit Agricole SA:
6.625% (a)(d)(j)	1,765,000	1,803,867
7.875% (a)(d)(j)	1,396,000	1,496,855
Royal Bank of Scotland Group PLC:
7.5% (d)(j)	2,585,000	2,685,871
8.625% (d)(j)	2,080,000	2,260,128

TOTAL BANKS & THRIFTS		18,310,182

Energy - 0.3%
DCP Midstream Partners LP 7.375% (d)(j)	5,220,000	5,230,287
Summit Midstream Partners LP 9.5% (d)(j)	3,400,000	3,424,478

TOTAL ENERGY		8,654,765

TOTAL PREFERRED SECURITIES
(Cost $25,502,762)		26,964,947
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 1.96% (k)	185,149,281	185,186,311
Fidelity Securities Lending Cash Central Fund 1.97% (k)(l)	55,826	55,832
TOTAL MONEY MARKET FUNDS
(Cost $185,232,235)		185,242,143
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,791,479,005)		2,762,443,359
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,322,476)
NET ASSETS - 100%		$2,760,120,883

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,314,832,797 or 47.6% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,057,315 or 0.0% of net assets.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tricer Holdco SCA	12/19/16 - 01/29/18	$3,047,870

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$981,460
Fidelity Securities Lending Cash Central Fund	1,883
Total	$983,343

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,030,500	$--	$--	$5,030,500
Consumer Staples	22,457,212	--	--	22,457,212
Energy	14,228,011	--	14,228,011	--
Financials	484,668	484,668	--	--
Industrials	36,051,242	34,993,909	--	1,057,333
Materials	47,163	--	--	47,163
Real Estate	2,909,561	--	2,909,561	--
Utilities	6,345,668	--	6,345,668	--
Corporate Bonds	2,270,654,922	--	2,270,654,913	9
Bank Loan Obligations	192,027,322	--	192,027,322	--
Preferred Securities	26,964,947	--	26,964,947	--
Money Market Funds	185,242,143	185,242,143	--	--
Total Investments in Securities:	$2,762,443,359	$220,720,720	$2,513,130,422	$28,592,217

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$7,295,357
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,986,154)
Cost of Purchases	23,283,014
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$28,592,217
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2018	$(1,986,154)

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$9	Recovery value	Recovery value	0.0%	Increase
Equities	28,592,208	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	4.2 - 5.7 / 5.4	Increase
			Discount rate	10.0% - 15.0% / 10.9%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 10.1%	Decrease
			Strike price	15.68	Increase
		Book value	Book value multiple	1.0	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global High Income Fund

July 31, 2018

GHI-QTLY-0918
1.926256.107

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.0%
		Principal Amount(a)	Value
Convertible Bonds - 0.2%
Utilities - 0.2%
SolarCity Corp. 1.625% 11/1/19		$300,000	$268,997
Nonconvertible Bonds - 83.8%
Aerospace - 0.4%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		30,000	30,225
Bombardier, Inc. 7.5% 12/1/24 (b)		80,000	85,100
BWX Technologies, Inc. 5.375% 7/15/26 (b)		65,000	65,975
DAE Funding LLC:
4.5% 8/1/22 (b)		50,000	49,250
5% 8/1/24 (b)		65,000	64,025
TransDigm UK Holdings PLC 6.875% 5/15/26 (b)		200,000	205,000
			499,575
Air Transportation - 1.3%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		450,000	437,535
Azul Investments LLP 5.875% 10/26/24 (b)		300,000	281,250
Indira Gandhi International Airport 6.125% 10/31/26 (Reg. S)		300,000	303,000
Rumo Luxembourg Sarl:
5.875% 1/18/25 (b)		200,000	192,000
7.375% 2/9/24 (b)		300,000	311,100
United Continental Holdings, Inc. 4.25% 10/1/22		300,000	293,250
			1,818,135
Automotive - 0.2%
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	236,174
Automotive & Auto Parts - 1.8%
Allison Transmission, Inc. 4.75% 10/1/27 (b)		300,000	278,250
Delphi Technologies PLC 5% 10/1/25 (b)		80,000	75,441
Gestamp Funding SA 3.5% 5/15/23 (Reg. S)	EUR	100,000	120,252
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	100,000	119,266
Jaguar Land Rover PLC 4.5% 10/1/27 (b)		230,000	203,838
Lithia Motors, Inc. 5.25% 8/1/25 (b)		40,000	38,200
Lkq Euro Holdings BV 3.625% 4/1/26	EUR	275,000	323,224
Metalsa SA de CV 4.9% 4/24/23 (b)		350,000	343,000
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	200,000	214,344
Tenedora Nemak SA de CV 4.75% 1/23/25 (b)		300,000	290,250
Tesla, Inc. 5.3% 8/15/25 (b)		240,000	210,600
Tupy Overseas SA 6.625% 7/17/24 (Reg. S)		200,000	201,252
			2,417,917
Banks & Thrifts - 5.7%
Access Bank PLC 10.5% 10/19/21 (b)		200,000	209,980
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		200,000	165,644
Ally Financial, Inc.:
5.75% 11/20/25		610,000	632,875
8% 11/1/31		1,115,000	1,343,527
Banco de Bogota SA 6.25% 5/12/26 (b)		200,000	211,380
Banco Internacional del Peru SAA 6.625% 3/19/29 (b)(c)		200,000	217,500
Banco Macro SA 6.75% 11/4/26 (b)(c)		300,000	285,029
Bank of Ireland 10% 12/19/22	EUR	100,000	157,278
Bankia SA 3.375% 3/15/27 (Reg. S) (c)	EUR	200,000	241,577
Barclays PLC 2% 2/7/28 (Reg. S) (c)	EUR	100,000	111,901
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	200,000	239,748
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	199,750
Intesa Sanpaolo SpA:
3.928% 9/15/26 (Reg. S)	EUR	100,000	119,396
6.625% 9/13/23 (Reg. S)	EUR	100,000	137,614
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	366,170
JSC BGEO Group 6% 7/26/23 (b)		450,000	447,655
Pearl Holding III Ltd. 9.5% 12/11/22		200,000	181,820
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		200,000	204,049
Roadster Finance Designated Activity Co. 2.375% 12/8/27	EUR	100,000	113,233
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	119,107
5.125% 5/28/24		317,000	322,616
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	200,500
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	158,892
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		300,000	272,460
Turkiye Vakiflar Bankasi TAO 3.5% 6/17/19 (Reg. S)	EUR	100,000	116,988
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	300,000	408,675
VimpelCom Holdings BV 4.95% 6/16/24 (b)		300,000	287,136
Zenith Bank PLC:
6.25% 4/22/19 (b)		200,000	201,340
7.375% 5/30/22 (b)		200,000	202,000
			7,875,840
Broadcasting - 1.1%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,000
4.75% 8/1/25		125,000	120,000
Sirius XM Radio, Inc.:
5% 8/1/27 (b)		125,000	118,750
5.375% 7/15/26 (b)		630,000	616,613
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		600,000	609,000
			1,564,363
Building Materials - 1.9%
Alam Synergy Pte. Ltd. 6.625% 4/24/22		200,000	179,392
American Woodmark Corp. 4.875% 3/15/26 (b)		335,000	319,088
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		115,000	112,700
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	246,990
6% 4/1/24 (Reg. S)		400,000	413,680
China Singyes Solar Tech Holdings Ltd. 7.95% 2/15/19		200,000	157,200
China WindPower Group Ltd. 7.9% 1/23/21		200,000	188,059
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	193,000
Grupo Cementos de Chihuahua S.A.B. de CV 5.25% 6/23/24 (b)		200,000	196,860
HD Supply, Inc. 5.75% 4/15/24 (b)(d)		30,000	31,500
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	95,597
Titan Global Finance PLC 2.375% 11/16/24 (Reg. S)	EUR	100,000	113,170
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	309,375
USG Corp. 4.875% 6/1/27 (b)		15,000	15,263
			2,571,874
Cable/Satellite TV - 4.2%
Altice SA:
7.625% 2/15/25 (b)		700,000	649,250
7.75% 5/15/22 (b)		235,000	233,825
Altice U.S. Finance SA 7.75% 7/15/25 (b)		210,000	221,288
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	56,088
Cablevision SA 6.5% 6/15/21 (b)		500,000	497,585
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/27 (b)		545,000	520,475
5.5% 5/1/26 (b)		110,000	108,075
5.75% 1/15/24		615,000	621,150
5.75% 2/15/26 (b)		65,000	64,630
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.5% 4/1/28 (b)		230,000	237,475
CSC Holdings LLC:
5.375% 2/1/28 (b)		200,000	188,442
5.5% 4/15/27 (b)		345,000	332,063
DISH DBS Corp. 5% 3/15/23		470,000	406,550
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	209,572
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	90,000	111,686
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	110,988
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	118,586
VTR Finance BV 6.875% 1/15/24 (b)		600,000	620,190
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	146,400
Ziggo Secured Finance BV:
3.75% 1/15/25 (Reg. S)	EUR	100,000	116,350
4.25% 1/15/27 (Reg. S)	EUR	100,000	116,644
			5,687,312
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26 (b)		30,000	30,600
Chemicals - 2.8%
Bayer AG 3% 7/1/75 (Reg S.) (c)	EUR	200,000	241,471
CF Industries Holdings, Inc.:
4.95% 6/1/43		270,000	228,150
5.15% 3/15/34		335,000	309,456
5.375% 3/15/44		105,000	93,188
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	229,226
Momentive Performance Materials, Inc. 3.88% 10/24/21		200,000	210,750
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)(f)		140,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		70,000	67,617
5.25% 6/1/27 (b)		70,000	65,519
OCI NV 6.625% 4/15/23 (b)		325,000	332,004
OCP SA 5.625% 4/25/24 (b)		200,000	208,807
Olin Corp. 5% 2/1/30		70,000	66,150
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		200,000	179,046
Platform Specialty Products Corp.:
5.875% 12/1/25 (b)		80,000	80,376
6.5% 2/1/22 (b)		200,000	205,000
The Chemours Co. LLC 5.375% 5/15/27		25,000	24,313
TPC Group, Inc. 8.75% 12/15/20 (b)		405,000	402,975
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		300,000	296,250
Tronox Finance PLC 5.75% 10/1/25 (b)		35,000	33,731
Tronox, Inc. 6.5% 4/15/26 (b)		185,000	184,075
Valvoline, Inc. 4.375% 8/15/25		400,000	377,000
			3,835,104
Consumer Products - 0.2%
Coty, Inc. 6.5% 4/15/26 (b)		140,000	131,075
Prestige Brands, Inc. 6.375% 3/1/24 (b)		85,000	84,894
			215,969
Containers - 1.5%
ARD Finance SA 6.625% 9/15/23 pay-in-kind (c)	EUR	100,000	120,730
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (b)		200,000	195,250
6.75% 5/15/24 (Reg. S)	EUR	200,000	252,657
7.25% 5/15/24 (b)		200,000	208,500
Ball Corp. 4.875% 3/15/26		205,000	204,231
Berry Global, Inc. 4.5% 2/15/26 (b)		200,000	188,000
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		60,000	54,281
Horizon Holdings I SAS 7.25% 8/1/23 (Reg. S)	EUR	100,000	121,174
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	198,971
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	18,350
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		276,196	276,693
Silgan Holdings, Inc. 3.25% 3/15/25	EUR	200,000	239,132
			2,077,969
Diversified Financial Services - 3.4%
Arena Lux Finance Sarl 2.875% 11/1/24 (Reg. S)	EUR	100,000	116,390
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		120,000	109,950
CIT Group, Inc.:
4.125% 3/9/21		100,000	99,875
5.25% 3/7/25		85,000	86,913
Comcel Trust 6.875% 2/6/24 (b)		250,000	259,393
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		745,000	700,300
FLY Leasing Ltd. 5.25% 10/15/24		60,000	56,550
Fortune Star (BVI) Ltd. 5.25% 3/23/22 (Reg. S)		400,000	379,835
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	100,000	114,976
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.375% 12/15/25		215,000	216,075
6.75% 2/1/24		55,000	55,963
International Lease Finance Corp. 5.875% 8/15/22		175,000	186,220
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	111,088
James Hardie International Finance Ltd. 4.75% 1/15/25 (b)		200,000	195,808
LHC3 PLC 4.125% 8/15/24 pay-in-kind (Reg. S) (c)	EUR	200,000	231,531
MSCI, Inc.:
5.375% 5/15/27 (b)		500,000	503,750
5.75% 8/15/25 (b)		50,000	52,125
Navient Corp.:
5% 10/26/20		54,000	54,000
6.75% 6/15/26		120,000	116,604
7.25% 9/25/23		55,000	57,613
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		25,000	23,375
6.875% 2/15/23 (b)		30,000	29,025
SLM Corp.:
6.125% 3/25/24		205,000	201,925
8% 3/25/20		190,000	200,450
Springleaf Financial Corp. 7.125% 3/15/26		100,000	101,080
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	234,000	284,795
Yihua Overseas Investment Ltd. 8.5% 10/23/20 (Reg. S)		200,000	169,750
			4,715,359
Diversified Media - 0.1%
E.W. Scripps Co. 5.125% 5/15/25 (b)		30,000	28,228
Viacom, Inc.:
5.875% 2/28/57 (c)		75,000	73,313
6.25% 2/28/57 (c)		90,000	88,200
			189,741
Energy - 12.7%
Antero Resources Corp.:
5.125% 12/1/22		215,000	215,538
5.625% 6/1/23 (Reg. S)		80,000	81,600
Areva SA 4.875% 9/23/24	EUR	300,000	373,257
California Resources Corp. 8% 12/15/22 (b)		480,000	429,600
Callon Petroleum Co. 6.125% 10/1/24		25,000	25,375
Centennial Resource Prod LLC 5.375% 1/15/26 (b)		75,000	72,844
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		195,000	195,488
5.875% 3/31/25		80,000	84,200
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.5892% 4/15/19 (c)(g)		70,000	70,088
4.875% 4/15/22		180,000	174,600
5.75% 3/15/23		65,000	62,725
8% 12/15/22 (b)		168,000	177,240
8% 1/15/25		270,000	276,750
8% 6/15/27		560,000	572,600
China Jinjiang Environment Holding Co. Ltd. 6% 7/27/20 (Reg. S)		200,000	183,907
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	164,928
Comstock Escrow Corp. 9.75% 8/15/26 (b)(h)		95,000	91,913
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (b)(c)(g)		520,000	520,254
6.5% 5/15/26 (b)		230,000	227,125
6.875% 6/15/25 (b)		275,000	279,813
Continental Resources, Inc. 4.375% 1/15/28		95,000	94,679
Covey Park Energy LLC 7.5% 5/15/25 (b)		30,000	30,450
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		60,000	54,600
DCP Midstream Operating LP 5.375% 7/15/25		100,000	102,125
Denbury Resources, Inc.:
4.625% 7/15/23		10,000	8,563
5.5% 5/1/22		130,000	117,650
6.375% 8/15/21		35,000	32,900
Drax Finco PLC 6.625% 11/1/25 (b)		200,000	200,500
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		35,000	34,213
5.75% 1/30/28 (b)		35,000	34,213
Energy Transfer Equity LP 5.5% 6/1/27		225,000	230,625
Ensco PLC:
4.5% 10/1/24		140,000	118,475
5.2% 3/15/25		30,000	25,463
7.75% 2/1/26		85,000	82,450
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		325,000	331,500
8% 11/29/24 (b)		35,000	35,350
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		15,000	14,925
6% 10/1/22		215,000	212,850
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		40,000	42,000
FTS International, Inc. 6.25% 5/1/22		155,000	154,568
GCL New Energy Holdings Ltd. 7.1% 1/30/21		200,000	186,013
Geo Coal International Pte Ltd. 8% 10/4/22 (Reg. S)		200,000	189,570
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		100,000	100,500
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		275,000	264,344
5.75% 10/1/25 (b)		200,000	199,500
Hilong Holding Ltd. 7.25% 6/22/20 (Reg. S)		200,000	196,988
HPCL-Mittal Energy Ltd. 5.25% 4/28/27		200,000	187,015
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		95,000	91,913
Indika Energy Capital III Pte. Ltd.:
5.875% 11/9/24 (b)		200,000	191,000
5.875% 11/9/24 (Reg. S)		200,000	191,000
Jonah Energy LLC 7.25% 10/15/25 (b)		160,000	132,400
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		100,000	102,000
7.875% 8/1/21 (b)		200,000	204,000
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		85,000	85,506
MEG Energy Corp.:
6.375% 1/30/23 (b)		105,000	94,763
7% 3/31/24 (b)		240,000	216,600
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	192,040
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		50,000	48,250
4.5% 9/15/27 (b)		35,000	32,944
Noble Holding International Ltd.:
6.05% 3/1/41		5,000	3,700
6.2% 8/1/40		85,000	62,475
7.75% 1/15/24		127,000	123,190
7.875% 2/1/26 (b)		80,000	82,200
Nostrum Oil & Gas Finance BV:
7% 2/16/25 (b)		200,000	176,100
8% 7/25/22 (b)		400,000	379,668
Oasis Petroleum, Inc. 6.875% 3/15/22		43,000	43,806
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)(e)		380,000	193,800
Pan American Energy LLC 7.875% 5/7/21 (b)		400,000	409,560
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)		435,000	431,738
6.25% 6/1/24 (b)		10,000	10,400
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25		70,000	73,500
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	132,275
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		20,000	20,600
6.375% 3/31/25 (b)		25,000	26,625
Petrobras Global Finance BV 7.375% 1/17/27		300,000	312,000
Pride International, Inc. 7.875% 8/15/40		95,000	87,875
Puma International Financing SA 5.125% 10/6/24 (Reg. S)		200,000	184,700
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (c)	EUR	200,000	251,761
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	123,125
Sabine Pass Liquefaction LLC 5.625% 3/1/25		15,000	15,991
SemGroup Corp. 7.25% 3/15/26		185,000	184,538
SESI LLC 7.75% 9/15/24		40,000	41,300
Sibur Securities Dac 4.125% 10/5/23 (b)		200,000	190,500
SM Energy Co.:
5% 1/15/24		65,000	62,563
5.625% 6/1/25		110,000	107,250
6.5% 1/1/23		15,000	15,225
6.75% 9/15/26		25,000	25,438
Southwestern Energy Co.:
7.5% 4/1/26		65,000	67,438
7.75% 10/1/27		50,000	52,281
SRC Energy, Inc. 6.25% 12/1/25		45,000	45,225
Summit Midstream Holdings LLC 5.75% 4/15/25		295,000	284,675
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (b)		90,000	88,445
5.5% 2/15/26 (b)		75,000	71,344
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	35,088
5.375% 2/1/27		35,000	34,650
5.875% 4/15/26 (b)		70,000	71,400
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	85,638
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		40,000	38,500
5% 1/31/28 (b)		40,000	37,650
6.625% 6/15/25 (b)(c)		1,210,000	1,288,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		45,000	47,907
Transocean Guardian Ltd. 5.875% 1/15/24 (b)		125,000	126,406
Transocean Pontus Ltd. 6.125% 8/1/25 (b)		75,000	76,407
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		500,000	469,850
Tupras Turkiye Petrol Rafinerileri A/S 4.5% 10/18/24 (b)		200,000	175,210
U.S.A. Compression Partners LP 6.875% 4/1/26 (b)		35,000	36,006
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		50,000	33,250
7.125% 4/15/25 (b)		40,000	23,900
Verisure Midholding AB 5.75% 12/1/23 (Reg. S)	EUR	150,000	173,175
Weatherford International, Inc. 9.875% 3/1/25 (b)		355,000	358,550
Whiting Petroleum Corp. 6.625% 1/15/26		55,000	56,959
WPX Energy, Inc. 8.25% 8/1/23		60,000	67,878
YPF SA:
7% 12/15/47 (b)		100,000	80,120
8.5% 3/23/21 (b)		175,000	180,644
8.5% 7/28/25 (b)		400,000	400,000
			17,423,439
Entertainment/Film - 0.7%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27		45,000	43,650
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		963,594	944,322
			987,972
Environmental - 1.0%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		25,000	24,000
Covanta Holding Corp.:
5.875% 3/1/24		110,000	110,000
5.875% 7/1/25		15,000	14,663
6.375% 10/1/22		95,000	97,256
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		445,000	442,775
Paprec Holding 3 month EURIBOR + 3.500% 3.5% 3/31/25 (c)(g)	EUR	200,000	234,689
Tervita Escrow Corp. 7.625% 12/1/21 (b)		395,000	407,976
Waste Pro U.S.A., Inc. 5.5% 2/15/26 (b)		30,000	28,650
			1,360,009
Food & Drug Retail - 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25		80,000	71,846
6.625% 6/15/24		35,000	33,513
Albertsons Companies, Inc. 3 month U.S. LIBOR + 3.750% 6.0851% 1/15/24 (b)(c)(g)		55,000	55,688
Albertsons, Inc.:
6.625% 6/1/28		75,000	57,188
7.45% 8/1/29		5,000	4,125
Casino Guichard Perrachon SA 5.976% 5/26/21 (c)	EUR	100,000	125,862
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		25,000	25,156
Rite Aid Corp. 6.875% 12/15/28 (b)(c)		505,000	393,900
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	210,000	232,644
Tesco PLC 5.125% 4/10/47	EUR	100,000	145,763
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)(e)		165,000	89,100
			1,234,785
Food/Beverage/Tobacco - 2.1%
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	200,000
ESAL GmbH 6.25% 2/5/23 (b)		105,000	101,588
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	305,928
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		415,000	388,548
5.875% 7/15/24 (b)		10,000	9,588
6.75% 2/15/28 (b)		185,000	174,825
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	44,100
4.875% 11/1/26 (b)		45,000	44,269
MHP SA 7.75% 5/10/24 (b)		300,000	307,500
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)		225,000	215,156
5.875% 9/30/27 (b)		245,000	228,463
Post Holdings, Inc.:
5.5% 3/1/25 (b)		75,000	73,875
5.625% 1/15/28 (b)		110,000	104,775
5.75% 3/1/27 (b)		160,000	156,000
Tbla International Pte. Ltd. 7% 1/24/23		400,000	361,217
U.S. Foods, Inc. 5.875% 6/15/24 (b)		70,000	69,650
Vector Group Ltd. 6.125% 2/1/25 (b)		150,000	145,125
			2,930,607
Gaming - 1.9%
Boyd Gaming Corp. 6% 8/15/26 (b)		50,000	50,250
Codere Finance (Luxembourg) SA 6.75% 11/1/21 (Reg. S)	EUR	200,000	225,303
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		380,000	365,750
Eldorado Resorts, Inc. 6% 4/1/25		70,000	70,700
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	96,747
5.375% 4/15/26		30,000	30,483
MGM Growth Properties Operating Partnership LP 4.5% 1/15/28		350,000	319,375
MGM Mirage, Inc. 8.625% 2/1/19		115,000	117,565
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	14,157
Scientific Games Corp.:
5% 10/15/25 (b)		130,000	125,122
10% 12/1/22		270,000	288,225
Stars Group Holdings BV 7% 7/15/26 (b)		95,000	97,850
Station Casinos LLC 5% 10/1/25 (b)		90,000	85,725
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	202,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		45,000	42,469
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		85,000	79,909
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		200,000	190,750
5.5% 10/1/27 (b)		200,000	191,540
			2,594,420
Healthcare - 7.4%
Catalent Pharma Solutions 4.875% 1/15/26 (b)		25,000	24,500
Centene Escrow Corp. 5.375% 6/1/26 (b)		245,000	250,819
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		65,000	65,813
Community Health Systems, Inc.:
5.125% 8/1/21		100,000	94,594
6.25% 3/31/23		900,000	837,000
8.625% 1/15/24 (b)		220,000	227,436
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	97,250
Ephios Bondco PLC 6.25% 7/1/22	EUR	100,000	120,537
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	115,093
HCA Holdings, Inc.:
4.5% 2/15/27		500,000	486,250
5.875% 3/15/22		274,000	287,960
5.875% 2/15/26		85,000	87,869
7.5% 2/15/22		180,000	197,775
HealthSouth Corp.:
5.75% 11/1/24		150,000	152,171
5.75% 9/15/25		15,000	15,075
Hologic, Inc.:
4.375% 10/15/25 (b)		75,000	72,541
4.625% 2/1/28 (b)		30,000	28,200
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	300,000	351,629
5% 10/15/26 (b)		120,000	119,604
InRetail Pharma SA 5.375% 5/2/23 (b)		200,000	204,500
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		330,000	319,275
5.25% 8/1/26		100,000	98,500
Nidda Healthcare Holding AG 3.5% 9/30/24 (Reg. S)	EUR	300,000	342,530
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		205,000	202,438
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		145,000	149,894
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	155,388
5.5% 2/1/21		120,000	121,650
Teleflex, Inc. 4.625% 11/15/27		30,000	28,568
Tenet Healthcare Corp.:
4.625% 7/15/24		445,000	431,094
5.125% 5/1/25		210,000	203,700
6.75% 6/15/23		470,000	477,144
8.125% 4/1/22		515,000	548,475
Teva Pharmaceutical Finance Netherlands III BV:
1.125% 10/15/24	EUR	400,000	413,899
2.8% 7/21/23		350,000	316,325
6.75% 3/1/28		200,000	213,355
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (b)		115,000	108,963
5.5% 11/1/25 (b)		110,000	110,103
5.875% 5/15/23 (b)		735,000	705,968
6.125% 4/15/25 (b)		155,000	145,313
6.5% 3/15/22 (b)		80,000	83,416
7% 3/15/24 (b)		160,000	169,640
7.5% 7/15/21 (b)		273,000	278,494
8.5% 1/31/27 (b)		95,000	97,565
9% 12/15/25 (b)		85,000	90,100
9.25% 4/1/26 (b)		300,000	319,125
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	87,800
Wellcare Health Plans, Inc. 5.25% 4/1/25		50,000	50,313
			10,105,651
Homebuilders/Real Estate - 5.1%
APL Realty Holdings Pte Ltd. 5.95% 6/2/24 (Reg. S)		200,000	171,608
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		241,000	242,205
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		115,000	116,265
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	206,000
Central China Real Estate Ltd. 6.5% 3/5/21		300,000	289,639
China Aoyuan Property Group Ltd. 6.35% 1/11/20 (Reg. S)		200,000	197,196
China SCE Property Holdings Ltd. 7.45% 4/17/21 (Reg. S)		200,000	196,549
Easy Tactic Ltd. 5.875% 2/13/23 (Reg. S)		200,000	173,084
Evergrande Real Estate Group Ltd.:
8.25% 3/23/22 (Reg. S)		200,000	196,938
8.75% 6/28/25 (Reg. S)		200,000	185,615
Fantasia Holdings Group Co. Ltd. 7.375% 10/4/21 (Reg. S)		200,000	166,503
Growthpoint Properties Ltd. 5.872% 5/2/23 (b)		200,000	206,476
Howard Hughes Corp. 5.375% 3/15/25 (b)		110,000	107,663
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	150,365
Jababeka International BV 6.5% 10/5/23 (Reg. S)		200,000	173,097
Jiayuan International Group Ltd. 8.25% 11/14/18 (Reg. S)		200,000	195,534
Jingrui Holdings Ltd.:
7.75% 4/12/20		200,000	191,392
9.45% 4/23/21 (Reg. S)		200,000	192,195
Kaisa Group Holdings Ltd. 8.5% 6/30/22 (Reg. S)		200,000	171,064
Kennedy-Wilson, Inc. 5.875% 4/1/24 (b)		500,000	487,500
KWG Property Holding Ltd.:
5.2% 9/21/22 (Reg. S)		200,000	179,252
7.875% 8/9/21 (Reg. S)		200,000	200,000
Lennar Corp. 5.375% 10/1/22		55,000	55,825
Lodha Development Intrnl Mauritius Ltd. 12% 3/13/20 (Reg. S)		200,000	210,000
Marquee Land Pte. Ltd. 9.75% 8/5/19 (Reg. S)		37,000	37,185
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	25,406
Modernland Overseas Pte Ltd. 6.95% 4/13/24		200,000	180,109
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		300,000	306,272
Pisces Midco, Inc. 8% 4/15/26 (b)		30,000	30,900
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	29,775
6.125% 4/1/25 (b)		505,000	499,950
Starwood Property Trust, Inc. 4.75% 3/15/25 (b)		75,000	74,063
Sunac China Holdings Ltd. 7.35% 7/19/21 (Reg. S)		200,000	193,150
Theta Capital Pte Ltd. 6.75% 10/31/26 (Reg. S)		200,000	158,358
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	86,850
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)		465,000	452,213
William Lyon Homes, Inc.:
5.875% 1/31/25		40,000	37,806
6% 9/1/23 (b)		55,000	53,900
Yida China Holdings 6.95% 4/19/20 (Reg. S)		200,000	155,903
			6,983,805
Hotels - 0.3%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (b)		230,000	230,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		70,000	68,250
4.875% 4/1/27		40,000	38,900
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		140,000	139,825
			476,975
Insurance - 0.5%
Acrisure LLC / Acrisure Financ 7% 11/15/25 (b)		115,000	104,075
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		120,000	124,500
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	200,000	254,035
HUB International Ltd. 7% 5/1/26 (b)		90,000	90,338
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		75,000	74,063
			647,011
Leisure - 1.0%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		35,000	34,300
Mattel, Inc. 6.75% 12/31/25 (b)		305,000	296,231
NVA Holdings, Inc. 6.875% 4/1/26 (b)		50,000	49,750
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (b)		480,000	477,000
Silversea Cruises 7.25% 2/1/25 (b)		25,000	27,063
Viking Cruises Ltd. 5.875% 9/15/27 (b)		370,000	363,525
Voc Escrow Ltd. 5% 2/15/28 (b)		70,000	67,025
			1,314,894
Metals/Mining - 3.4%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	276,352
ABM Industries, Inc. 7.125% 8/1/22 (Reg. S)		200,000	186,066
Alcoa Nederland Holding BV 6.125% 5/15/28 (b)		200,000	206,000
Alpha Natural Resources, Inc. 9.75% 4/15/18 (e)(f)		210,000	0
Constellium NV 5.875% 2/15/26 (b)		250,000	246,250
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		200,000	194,750
6.875% 3/1/26 (b)		200,000	195,250
7.25% 5/15/22 (b)		220,000	221,100
7.25% 4/1/23 (b)		300,000	301,875
7.5% 4/1/25 (b)		200,000	201,250
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		45,000	43,763
5.125% 3/15/23 (b)		95,000	92,388
Freeport-McMoRan, Inc. 6.875% 2/15/23		215,000	230,050
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		300,000	298,932
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	44,100
Minsur SA 6.25% 2/7/24 (Reg. S)		200,000	213,640
Murray Energy Corp. 11.25% 4/15/21 (b)		30,000	20,625
Novelis Corp. 5.875% 9/30/26 (b)		70,000	67,113
Polyus Finance PLC 5.25% 2/7/23 (b)		200,000	196,700
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (Reg. S)		200,000	204,049
Qinghai Provincial Investment Group Co. Ltd. 7.875% 3/22/21 (Reg. S)		200,000	166,795
Stillwater Mining Co. 6.125% 6/27/22 (b)		200,000	189,300
Vedanta Resources PLC:
6.125% 8/9/24		200,000	186,008
6.375% 7/30/22 (b)		400,000	393,000
VM Holding SA 5.375% 5/4/27 (b)		200,000	197,252
Zhongrong International Resour 7.25% 10/26/20 (Reg. S)		200,000	132,908
			4,705,516
Paper - 0.4%
Progroup AG 3% 3/31/26 (Reg. S)	EUR	225,000	257,842
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	250,330
			508,172
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		180,000	166,950
Railroad - 0.2%
RZD Capital Ltd. 3.3744% 5/20/21 (Reg. S)	EUR	200,000	246,593
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)		140,000	134,225
Arcos Dorados Holdings, Inc. 5.875% 4/4/27 (b)		300,000	291,126
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		120,000	119,700
8.75% 10/1/25 (b)		65,000	67,438
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	47,230
5% 6/1/24 (b)		195,000	193,050
5.25% 6/1/26 (b)		100,000	98,625
			951,394
Services - 3.3%
Algeco Scotsman Global Finance PLC:
3 month EURIBOR + 6.250% 5.923% 2/15/23 (c)(g)	EUR	100,000	118,104
6.5% 2/15/23	EUR	100,000	121,173
APX Group, Inc.:
7.625% 9/1/23		215,000	194,220
7.875% 12/1/22		170,000	171,275
8.75% 12/1/20		760,000	752,400
Aramark Services, Inc. 5% 2/1/28 (b)		135,000	130,235
Ashtead Capital, Inc.:
4.125% 8/15/25 (b)		200,000	190,250
4.375% 8/15/27 (b)		200,000	190,440
Avantor, Inc. 6% 10/1/24 (b)		255,000	254,841
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		35,000	36,969
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		250,000	255,000
CDK Global, Inc.:
4.875% 6/1/27		105,000	102,769
5.875% 6/15/26		35,000	35,875
eHi Car Service Co. Ltd. 5.875% 8/14/22		200,000	184,071
Elis SA 2.875% 2/15/26 (Reg. S)	EUR	100,000	117,183
FTI Consulting, Inc. 6% 11/15/22		175,000	179,156
Global A&T Electronics Ltd. 8.5% 1/12/23		200,000	191,560
H&E Equipment Services, Inc. 5.625% 9/1/25		180,000	177,750
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		31,000	32,705
7.75% 6/1/24 (b)		31,000	33,219
IHS Markit Ltd.:
4% 3/1/26 (b)		35,000	33,313
4.75% 2/15/25 (b)		65,000	65,081
IPD BV 4.5% 7/15/22 (Reg. S)	EUR	200,000	238,353
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	215,600
Laureate Education, Inc. 8.25% 5/1/25 (b)		495,000	532,125
			4,553,667
Steel - 0.9%
ArcelorMittal SA:
7% 3/1/41 (c)		17,000	18,891
7.25% 10/15/39 (c)		146,000	164,615
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		55,000	57,200
Cleveland-Cliffs, Inc. 5.75% 3/1/25		210,000	203,700
CSN Resources SA 6.5% 7/21/20 (b)		125,000	120,351
EVRAZ Group SA 5.375% 3/20/23 (b)		200,000	198,800
Metinvest BV 7.75% 4/23/23 (b)		300,000	290,229
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	100,000	120,186
			1,173,972
Super Retail - 0.4%
Golden Eagle Retail Group Ltd. 4.625% 5/21/23 (Reg. S)		200,000	178,000
Netflix, Inc.:
4.375% 11/15/26		110,000	103,268
4.875% 4/15/28 (b)		85,000	80,431
5.875% 11/15/28 (b)		140,000	140,350
			502,049
Technology - 2.1%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		360,000	388,800
CDW LLC/CDW Finance Corp. 5% 9/1/25		20,000	19,794
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		65,000	66,539
7.125% 6/15/24 (b)		65,000	69,875
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		267,000	277,293
Entegris, Inc. 4.625% 2/10/26 (b)		85,000	80,538
Fair Isaac Corp. 5.25% 5/15/26 (b)		50,000	50,215
InterXion Holding N.V. 4.75% 6/15/25 (Reg. S)	EUR	100,000	121,320
Itron, Inc. 5% 1/15/26 (b)		30,000	28,575
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	45,563
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	188,053
Match Group, Inc. 5% 12/15/27 (b)		60,000	56,438
Micron Technology, Inc. 5.5% 2/1/25		85,000	87,869
Parametric Technology Corp. 6% 5/15/24		20,000	20,894
Qorvo, Inc. 5.5% 7/15/26 (b)		100,000	101,870
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	85,213
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	120,900
SoftBank Corp. 4.75% 9/19/24		435,000	421,939
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		410,000	453,361
TTM Technologies, Inc. 5.625% 10/1/25 (b)		25,000	24,688
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)		265,000	222,600
			2,932,337
Telecommunications - 7.7%
Altice Finco SA:
4.75% 1/15/28	EUR	150,000	152,302
7.625% 2/15/25 (b)		800,000	732,000
8.125% 1/15/24 (b)		200,000	203,500
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		300,000	294,375
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	202,000
8.625% 5/6/19 (Reg. S)		200,000	202,000
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		200,000	196,000
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	200,000	236,956
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		200,000	201,250
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		45,000	45,169
5.375% 3/15/27		40,000	39,700
Digicel Group Ltd. 6.75% 3/1/23 (b)		150,000	129,375
Equinix, Inc. 5.375% 5/15/27		50,000	50,375
Frontier Communications Corp.:
8.5% 4/1/26 (b)		225,000	216,000
11% 9/15/25		300,000	243,000
GCI, Inc. 6.875% 4/15/25		85,000	87,656
Globo Comunicacao e Participacoes SA:
4.875% 4/11/22 (Reg. S)		250,000	247,815
5.125% 3/31/27 (b)		200,000	188,502
GTH Finance BV 7.25% 4/26/23 (b)		200,000	210,710
GTT Communications, Inc. 7.875% 12/31/24 (b)		180,000	178,200
Intelsat Jackson Holdings SA 8% 2/15/24 (b)		260,000	274,300
Millicom International Cellular SA 5.125% 1/15/28 (b)		200,000	188,980
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	347,970
Nokia Corp.:
3.375% 6/12/22		35,000	33,775
4.375% 6/12/27		45,000	42,633
Olivetti Finance NV 7.75% 1/24/33	EUR	100,000	161,526
Sable International Finance Ltd. 6.875% 8/1/22 (b)		200,000	209,000
SFR Group SA:
7.375% 5/1/26 (b)		150,000	148,313
8.125% 2/1/27 (b)		245,000	250,231
Sprint Capital Corp.:
6.9% 5/1/19		1,115,000	1,138,694
8.75% 3/15/32		175,000	188,344
Sprint Corp.:
7.125% 6/15/24		200,000	205,500
7.625% 3/1/26		70,000	72,428
7.875% 9/15/23		540,000	575,775
T-Mobile U.S.A., Inc. 4.5% 2/1/26		250,000	235,000
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	394,604
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	200,000	246,858
5.25% 3/17/55	EUR	200,000	247,493
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	205,060
Telenet Finance Luxembourg Notes SARL:
3.5% 3/1/28 (Reg. S)	EUR	200,000	223,603
5.5% 3/1/28 (b)		600,000	547,500
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (b)		200,000	177,250
Wind Tre SpA 5% 1/20/26 (b)		200,000	179,620
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	133,650
			10,484,992
Textiles/Apparel - 0.4%
CBR Fashion Finance BV 5.125% 10/1/22 (Reg. S)	EUR	100,000	103,924
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		35,000	34,825
Golden Legacy Pte Ltd. 8.25% 6/7/21		200,000	201,564
WTT Investment 5.5% 11/21/22 (Reg. S)		200,000	192,589
			532,902
Transportation Ex Air/Rail - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		235,000	192,700
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		90,000	71,100
11.25% 8/15/22 (b)		135,000	128,588
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		35,000	33,600
Teekay Corp. 8.5% 1/15/20		145,000	150,619
			576,607
Utilities - 5.6%
ContourGlobal Power Holdings SA 4.125% 8/1/25 (Reg. S)	EUR	225,000	262,341
DPL, Inc. 6.75% 10/1/19		495,000	509,850
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		50,000	51,468
Dynegy, Inc.:
5.875% 6/1/23		70,000	72,013
7.375% 11/1/22		105,000	109,463
7.625% 11/1/24		245,000	262,530
8% 1/15/25 (b)		45,000	48,881
8.125% 1/30/26 (b)		985,000	1,082,564
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	185,541
InterGen NV 7% 6/30/23 (b)		920,000	907,065
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	188,000
NRG Energy, Inc. 5.75% 1/15/28 (b)		1,345,000	1,334,644
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		298,125	327,565
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	30,225
Petrobras Energia SA 7.375% 7/21/23 (Reg. S)		200,000	194,664
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	100,000	124,304
6.25% 3/17/24		300,000	305,400
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		200,000	190,926
Talen Energy Supply LLC:
6.5% 6/1/25		215,000	158,025
10.5% 1/15/26 (b)		410,000	354,138
TerraForm Global, Inc. 6.125% 3/1/26 (b)		145,000	141,013
The AES Corp.:
4% 3/15/21		195,000	194,708
5.125% 9/1/27		55,000	55,550
TVO Power Co.:
2.125% 2/4/25 (Reg. S)	EUR	100,000	116,567
2.5% 3/17/21 (Reg. S)	EUR	100,000	121,905
Vertiv Group Corp. 9.25% 10/15/24 (b)		60,000	59,175
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	200,000	218,547
			7,607,072

TOTAL NONCONVERTIBLE BONDS			114,737,723

TOTAL CORPORATE BONDS
(Cost $116,575,026)			115,006,720

Government Obligations - 0.5%
France - 0.3%
French Government OAT 1.75% 5/25/23	EUR	300,000	381,638
Germany - 0.2%
German Federal Republic 2% 8/15/23	EUR	200,000	259,710
TOTAL GOVERNMENT OBLIGATIONS
(Cost $644,526)			641,348
		Shares	Value

Common Stocks - 1.6%
Automotive & Auto Parts - 0.1%
General Motors Co.		2,268	85,980
UC Holdings, Inc. (f)		3,510	88,066

TOTAL AUTOMOTIVE & AUTO PARTS			174,046

Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,100	232,659
Energy - 0.3%
GulfMark Offshore, Inc.:
warrants 10/21/42 (i)		1,897	71,517
warrants 11/14/42 (i)		5,448	205,390
LINN Energy, Inc. (i)		448	18,637
The Williams Companies, Inc.		1,900	56,525

TOTAL ENERGY			352,069

Food & Drug Retail - 0.0%
Southeastern Grocers, Inc. (f)(i)		1,789	52,543
Gaming - 0.4%
Boyd Gaming Corp.		4,800	179,280
Golden Entertainment, Inc. (i)		8,700	270,831
Penn National Gaming, Inc. (i)		4,600	147,430

TOTAL GAMING			597,541

Healthcare - 0.3%
Allergan PLC		1,059	194,951
HCA Holdings, Inc.		1,800	223,614

TOTAL HEALTHCARE			418,565

Hotels - 0.1%
Extended Stay America, Inc. unit		5,500	117,095
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.		69	1,785
Services - 0.2%
United Rentals, Inc. (i)		1,300	193,440
Steel - 0.0%
ANR, Inc. (i)		363	11,798
TOTAL COMMON STOCKS
(Cost $1,963,266)			2,151,541

Convertible Preferred Stocks - 0.1%
Utilities - 0.1%
Vistra Energy Corp. 7.00%
(Cost $133,084)		1,600	147,146
		Principal Amount(a)	Value

Bank Loan Obligations - 4.4%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 5/30/25 (c)(g)		19,950	19,935
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 6/9/23 (c)(g)		79,401	79,411
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 8/22/24 (c)(g)		128,703	128,703

TOTAL AEROSPACE			228,049

Cable/Satellite TV - 0.5%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5716% 1/25/26 (c)(g)		24,938	24,896
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.7% 2/15/24 (c)(g)		129,675	129,134
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.0716% 1/31/26 (c)(g)		387,573	374,686
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3285% 8/19/23 (c)(g)		208,425	199,502
Zayo Group LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 1/19/24 (c)(g)		5,000	5,017

TOTAL CABLE/SATELLITE TV			733,235

Chemicals - 0.3%
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 3/28/25 (c)(g)		4,988	4,992
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.625% 10/11/24 (c)(g)		9,925	9,931
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 2/8/25 (c)(g)		4,975	4,970
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.83% 4/3/25 (c)(g)		379,050	377,629
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (c)(g)		9,024	9,066
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (c)(g)		20,826	20,922

TOTAL CHEMICALS			427,510

Diversified Financial Services - 0.1%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8629% 10/31/24 (c)(g)		15,000	15,056
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.08% 4/27/24 (c)(g)		123,750	123,499
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3216% 3/1/25 (c)(g)		19,576	19,552

TOTAL DIVERSIFIED FINANCIAL SERVICES			158,107

Energy - 0.6%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5768% 5/18/23 (c)(g)		222,750	223,307
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4211% 6/22/24 (c)(g)		49,500	47,319
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4386% 12/31/21 (c)(g)		230,000	253,575
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.831% 12/31/22 (c)(g)		185,000	187,929
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5768% 8/23/21 (c)(g)		119,000	124,296
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (e)(g)		47,875	17,833

TOTAL ENERGY			854,259

Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.83% 3/29/25 (c)(g)		164,175	164,346
Food & Drug Retail - 0.8%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.2796% 5/31/24 (c)(g)		1,000,000	962,080
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (c)(f)(g)		32,523	32,604
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (c)(f)(g)		32,523	32,604

TOTAL FOOD & DRUG RETAIL			1,027,288

Gaming - 0.0%
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4725% 3/13/25 (c)(g)		20,000	20,056
Healthcare - 0.0%
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 6/23/24 (c)(g)		4,975	4,974
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0921% 6/1/25 (c)(g)		20,000	20,018

TOTAL HEALTHCARE			24,992

Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0775% 5/10/25 (c)(g)		4,949	4,947
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 5/16/24 (c)(g)		14,888	14,839

TOTAL INSURANCE			19,786

Leisure - 0.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 7/31/24 (c)(g)		4,975	4,965
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 2/28/25 (c)(g)		279,300	278,339

TOTAL LEISURE			283,304

Publishing/Printing - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3285% 6/7/23 (c)(g)		90,000	85,031
Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 2/17/24 (c)(g)		300,563	300,251
Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5844% 8/22/25 (c)(g)		95,000	95,950
Technology - 0.4%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8216% 2/28/25 (c)(g)		9,975	10,000
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3268% 10/31/24 (c)(g)		24,938	24,981
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (c)(g)		115,000	118,522
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 3/9/25 (c)(g)		238,748	239,345
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 3/9/25 (c)(g)		91,579	91,808

TOTAL TECHNOLOGY			484,656

Telecommunications - 0.8%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8269% 11/27/23 (c)(g)		945,000	947,514
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 2/2/26 (c)(g)		135,000	134,966

TOTAL TELECOMMUNICATIONS			1,082,480

TOTAL BANK LOAN OBLIGATIONS
(Cost $5,978,241)			5,989,300

Preferred Securities - 6.0%
Automotive & Auto Parts - 0.4%
Baoxin Auto Finance I Ltd. 5.625% (Reg. S) (c)(j)		200,000	167,911
Volkswagen International Finance NV:
3.5% (Reg. S) (c)(j)	EUR	100,000	110,322
3.875% (Reg. S) (c)(j)	EUR	200,000	229,800

TOTAL AUTOMOTIVE & AUTO PARTS			508,033

Banks & Thrifts - 2.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(j)		200,000	200,369
Banco Do Brasil SA 9% (b)(c)(j)		200,000	205,704
Banco Mercantil del Norte SA 7.625% (b)(c)(j)		400,000	423,955
Bank of America Corp. 5.875% (g)(j)		355,000	360,038
Bank of East Asia Ltd. 5.5% (c)(j)		200,000	199,859
Barclays Bank PLC 7.625% 11/21/22		260,000	285,329
Citigroup, Inc. 5.35% (c)(j)		550,000	549,362
Credit Agricole SA:
6.5%(Reg. S) (c)(j)	EUR	200,000	259,726
7.875% (b)(c)(j)		200,000	214,449
8.125% (b)(c)(j)		200,000	221,222
Itau Unibanco Holding SA 6.125% (b)(c)(j)		200,000	193,381
Standard Chartered PLC 7.5% (b)(c)(j)		200,000	214,459

TOTAL BANKS & THRIFTS			3,327,853

Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (j)		700,000	725,185
Diversified Financial Services - 0.4%
China Cinda Asset Management Co. Ltd. 4.45% (c)(j)		400,000	387,712
Magnesita Finance Ltd. 8.625% (b)(j)		180,000	180,691

TOTAL DIVERSIFIED FINANCIAL SERVICES			568,403

Energy - 0.2%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(j)	EUR	200,000	254,084
Healthcare - 0.2%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (c)(j)		200,000	199,994
Homebuilders/Real Estate - 0.8%
Agile Property Holdings Ltd. 6.875% (Reg. S) (c)(j)		200,000	189,902
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (c)(j)		200,000	179,898
Grand City Properties SA 3.75% (c)(j)	EUR	200,000	247,165
RKI Overseas Finance 2017 (A) 7% (Reg. S) (j)		200,000	159,492
Sino-Ocean Land Treasure Finan 4.9% (Reg. S) (c)(j)		200,000	166,209
Yuzhou Properties Co. 5.375% (Reg. S) (c)(j)		200,000	177,158

TOTAL HOMEBUILDERS/REAL ESTATE			1,119,824

Telecommunications - 0.7%
Colombia Telecomunicaciones SA 8.5% (b)(c)(j)		200,000	214,228
Koninklijke KPN NV 6.125% (Reg. S) (c)(j)	EUR	200,000	248,105
Telefonica Europe BV:
3.875% (Reg. S) (c)(j)	EUR	200,000	226,850
5% (Reg. S) (c)(j)	EUR	200,000	252,465

TOTAL TELECOMMUNICATIONS			941,648

Utilities - 0.4%
EDF SA 5.375% 12/31/99 (c)	EUR	200,000	263,030
PTTEP Treasury Center Co. Ltd. 4.6%(Reg. S) (c)(j)		300,000	288,548

TOTAL UTILITIES			551,578

TOTAL PREFERRED SECURITIES
(Cost $8,316,174)			8,196,602
		Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.96% (k)
(Cost $3,063,153)		3,062,791	3,063,404
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $136,673,470)			135,196,061
NET OTHER ASSETS (LIABILITIES) - 1.2%			1,651,984
NET ASSETS - 100%			$136,848,045

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,817,816 or 46.6% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Level 3 security

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,376
Total	$23,376

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$888,682	$800,616	$--	$88,066
Consumer Staples	52,543	--	--	52,543
Energy	363,867	363,867	--	--
Health Care	418,565	418,565	--	--
Industrials	193,440	193,440	--	--
Materials	234,444	234,444	--	--
Utilities	147,146	--	147,146	--
Corporate Bonds	115,006,720	--	115,006,720	--
Government Obligations	641,348	--	641,348	--
Bank Loan Obligations	5,989,300	--	5,924,092	65,208
Preferred Securities	8,196,602	--	8,196,602	--
Money Market Funds	3,063,404	3,063,404	--	--
Total Investments in Securities:	$135,196,061	$5,074,336	$129,915,908	$205,817

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

July 31, 2018

SDH-QTLY-0918
1.969439.104

Schedule of Investments July 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 78.6%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.2%
DISH Network Corp. 2.375% 3/15/24	$260,000	$226,174
Utilities - 0.3%
SolarCity Corp. 1.625% 11/1/19	360,000	322,796

TOTAL CONVERTIBLE BONDS		548,970

Nonconvertible Bonds - 78.1%
Aerospace - 4.8%
Bombardier, Inc.:
6.125% 1/15/23 (a)	2,530,000	2,564,788
7.5% 12/1/24 (a)	105,000	111,694
TransDigm, Inc. 6% 7/15/22	2,810,000	2,859,722
		5,536,204
Air Transportation - 1.4%
Allegiant Travel Co. 5.5% 7/15/19	785,000	792,850
American Airlines Group, Inc. 5.5% 10/1/19 (a)	485,000	492,275
United Continental Holdings, Inc. 4.25% 10/1/22	345,000	337,238
		1,622,363
Automotive & Auto Parts - 0.1%
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	99,493
Banks & Thrifts - 2.4%
Bank of America Corp. 2.625% 4/19/21	250,000	245,578
Citigroup, Inc. 2.9% 12/8/21	200,000	195,933
Citizens Bank NA 2.25% 3/2/20	250,000	245,825
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	250,000	249,361
Deutsche Bank AG 2.7% 7/13/20	250,000	244,283
Goldman Sachs Group, Inc. 2.876% 10/31/22 (b)	350,000	340,511
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	200,000	186,436
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	196,354
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	200,000	194,887
SunTrust Banks, Inc. 2.7% 1/27/22	200,000	194,362
Synchrony Bank 3% 6/15/22	250,000	238,520
Synovus Financial Corp. 3.125% 11/1/22	17,000	16,259
UniCredit SpA 3.75% 4/12/22 (a)	200,000	192,107
		2,740,416
Broadcasting - 0.8%
Sirius XM Radio, Inc. 3.875% 8/1/22 (a)	985,000	956,681
Building Materials - 0.0%
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.987% 3/27/20 (b)(c)	6,000	6,001
Cable/Satellite TV - 6.2%
Altice SA 7.75% 5/15/22 (a)	905,000	900,475
Altice U.S. Finance SA 5.375% 7/15/23 (a)	500,000	504,375
Cablevision Systems Corp. 5.875% 9/15/22	140,000	140,350
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,115,000	1,064,825
5.125% 2/15/23	1,800,000	1,791,000
5.125% 5/1/23 (a)	720,000	718,200
DISH DBS Corp.:
5.125% 5/1/20	45,000	44,663
5.875% 7/15/22	1,760,000	1,645,600
5.875% 11/15/24	155,000	128,650
6.75% 6/1/21	180,000	180,954
		7,119,092
Capital Goods - 0.2%
Roper Technologies, Inc. 2.8% 12/15/21	213,000	208,147
Chemicals - 2.3%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	58,785
3.45% 6/1/23	805,000	770,788
LSB Industries, Inc. 9.625% 5/1/23 (a)	45,000	45,788
OCI NV 6.625% 4/15/23 (a)	565,000	577,176
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	500,000	512,500
The Mosaic Co. 3.25% 11/15/22	150,000	146,042
TPC Group, Inc. 8.75% 12/15/20 (a)	525,000	522,375
		2,633,454
Consumer Products - 0.2%
Coty, Inc. 6.5% 4/15/26 (a)	195,000	182,569
Containers - 1.5%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	25,000	25,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	200,000	196,500
4.625% 5/15/23 (a)	400,000	395,000
Ball Corp. 4% 11/15/23	300,000	291,750
OI European Group BV 4% 3/15/23 (a)	250,000	236,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8392% 7/15/21 (a)(b)(c)	60,000	60,720
5.75% 10/15/20	484,554	485,426
		1,690,646
Diversified Financial Services - 5.6%
Aircastle Ltd. 4.125% 5/1/24	80,000	77,700
Capital One Financial Corp. 2.5% 5/12/20	200,000	197,450
FLY Leasing Ltd. 5.25% 10/15/24	790,000	744,575
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	99,697
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	770,000	774,813
6% 8/1/20	320,000	325,336
6.25% 2/1/22	2,805,000	2,859,333
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.57% 12/21/65 (a)(b)(c)	605,000	552,819
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.82% 12/21/65 (a)(b)(c)	175,000	159,250
Moody's Corp. 5.5% 9/1/20	200,000	208,939
Morgan Stanley 2.5% 4/21/21	250,000	244,122
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	125,000	133,750
		6,377,784
Diversified Media - 1.0%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	205,251
MDC Partners, Inc. 6.5% 5/1/24 (a)	180,000	158,850
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	815,000	792,078
		1,156,179
Energy - 15.6%
Anadarko Petroleum Corp. 4.85% 3/15/21	200,000	205,972
Antero Resources Corp. 5.125% 12/1/22	370,000	370,925
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	60,825
California Resources Corp. 8% 12/15/22 (a)	655,000	586,225
Cenovus Energy, Inc. 3% 8/15/22	250,000	238,537
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	350,000	383,031
Chesapeake Energy Corp. 8% 12/15/22 (a)	876,000	924,180
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(c)	525,000	525,256
Continental Resources, Inc. 4.5% 4/15/23	500,000	508,746
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,085,000	1,109,413
Denbury Resources, Inc.:
4.625% 7/15/23	10,000	8,563
5.5% 5/1/22	110,000	99,550
6.375% 8/15/21	35,000	32,900
9.25% 3/31/22 (a)	130,000	137,800
Energy Transfer Equity LP:
4.25% 3/15/23	475,000	461,938
7.5% 10/15/20	105,000	112,088
Ensco PLC:
4.5% 10/1/24	1,205,000	1,019,731
8% 1/31/24	1,132,000	1,137,660
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	320,000	323,200
EQT Corp. 2.5% 10/1/20	9,000	8,808
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	830,000	825,850
6% 10/1/22	300,000	297,000
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	30,000
FTS International, Inc. 6.25% 5/1/22	265,000	264,261
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (a)	159,000	152,839
MPLX LP 3.375% 3/15/23	13,000	12,732
Nabors Industries, Inc. 5.5% 1/15/23	143,000	138,353
NextEra Energy Partners LP 4.25% 9/15/24 (a)	155,000	149,575
Noble Holding International Ltd. 7.75% 1/15/24	171,000	165,870
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	30,000	29,625
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	150,000	152,625
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	100,000	98,871
3.65% 6/1/22	18,000	17,725
Precision Drilling Corp.:
6.5% 12/15/21	270,026	274,752
7.75% 12/15/23	235,000	248,513
Range Resources Corp.:
5% 8/15/22	840,000	823,200
5% 3/15/23	1,715,000	1,644,256
Sanchez Energy Corp. 7.25% 2/15/23 (a)	150,000	147,750
Southwestern Energy Co. 4.1% 3/15/22	300,000	285,000
Summit Midstream Holdings LLC 5.5% 8/15/22	90,000	89,100
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	207,000	207,000
4.25% 11/15/23	625,000	600,000
5.25% 5/1/23	800,000	806,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	350,000	336,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	755,000	771,814
6.25% 10/15/22	135,000	139,563
TransCanada PipeLines Ltd. 2.5% 8/1/22	9,000	8,655
Transocean Pontus Ltd. 6.125% 8/1/25 (a)	75,000	76,407
Weatherford International, Inc. 9.875% 3/1/25 (a)	500,000	505,000
Western Gas Partners LP 2.6% 8/15/18	200,000	199,983
Whiting Petroleum Corp. 5.75% 3/15/21	165,000	168,300
		17,922,842
Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	323,844	317,367
Environmental - 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	500,000	497,500
Tervita Escrow Corp. 7.625% 12/1/21 (a)	35,000	36,150
		533,650
Food & Drug Retail - 0.2%
Albertsons Companies, Inc. 3 month U.S. LIBOR + 3.750% 6.0851% 1/15/24 (a)(b)(c)	10,000	10,125
CVS Health Corp.:
3.35% 3/9/21	16,000	15,985
3.7% 3/9/23	176,000	174,898
		201,008
Food/Beverage/Tobacco - 1.9%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	197,548
Anheuser-Busch InBev Worldwide, Inc. 3.5% 1/12/24	250,000	249,119
Bat Capital Corp. 2.764% 8/15/22 (a)	250,000	241,396
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	925,000	916,906
Darling International, Inc. 5.375% 1/15/22	415,000	421,744
General Mills, Inc. 3.2% 4/16/21	4,000	3,978
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	197,887
		2,228,578
Gaming - 3.1%
MGM Mirage, Inc. 6% 3/15/23	1,000,000	1,036,250
Scientific Games Corp.:
5% 10/15/25 (a)	115,000	110,685
6.625% 5/15/21	935,000	945,519
10% 12/1/22	500,000	533,750
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,000,000	953,750
		3,579,954
Healthcare - 8.3%
Becton, Dickinson & Co. 2.894% 6/6/22	200,000	194,124
Community Health Systems, Inc. 6.25% 3/31/23	585,000	544,050
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	206,722
HCA Holdings, Inc.:
4.75% 5/1/23	300,000	303,900
5% 3/15/24	300,000	304,500
6.25% 2/15/21	800,000	833,000
HealthSouth Corp. 5.125% 3/15/23	255,000	254,363
Humana, Inc. 2.5% 12/15/20	10,000	9,794
Mylan NV 3.15% 6/15/21	200,000	197,801
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	485,000	478,938
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	60,000	60,150
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	192,566
Tenet Healthcare Corp.:
4.375% 10/1/21	1,365,000	1,359,881
4.75% 6/1/20	200,000	202,500
6.75% 6/15/23	165,000	167,508
8.125% 4/1/22	485,000	516,525
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	250,000	233,086
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	1,500,000	1,485,000
5.875% 5/15/23 (a)	850,000	816,425
6.5% 3/15/22 (a)	1,135,000	1,183,465
		9,544,298
Homebuilders/Real Estate - 0.8%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	300,000	303,300
D.R. Horton, Inc. 2.55% 12/1/20	14,000	13,700
DDR Corp. 4.625% 7/15/22	200,000	204,767
Healthcare Trust of America Holdings LP 2.95% 7/1/22	216,000	208,712
Ventas Realty LP/Ventas Capital Corp. 4.75% 6/1/21	200,000	205,931
		936,410
Insurance - 0.2%
American International Group, Inc. 3.3% 3/1/21	200,000	199,593
Leisure - 1.3%
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	200,000	198,750
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	202,000
7.25% 11/30/21 (a)	1,000,000	1,037,500
		1,438,250
Metals/Mining - 5.0%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	200,000	194,750
7% 2/15/21 (a)	1,000,000	1,010,000
7.25% 5/15/22 (a)	1,110,000	1,115,550
7.25% 4/1/23 (a)	1,175,000	1,182,344
FMG Resources (August 2006) Pty Ltd. 5.125% 3/15/23 (a)	90,000	87,525
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,495,000	1,448,281
3.875% 3/15/23	760,000	731,500
		5,769,950
Restaurants - 1.7%
Golden Nugget, Inc. 6.75% 10/15/24(a)	800,000	798,000
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,166,813
		1,964,813
Services - 0.7%
Air Lease Corp. 2.125% 1/15/20	200,000	196,428
APX Group, Inc.:
6.375% 12/1/19	370,000	375,088
8.75% 12/1/20	190,000	188,100
Corrections Corp. of America 5% 10/15/22	25,000	24,938
		784,554
Super Retail - 0.1%
AutoZone, Inc. 2.5% 4/15/21	145,000	141,214
Technology - 2.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	200,000	203,054
EMC Corp. 2.65% 6/1/20	640,000	623,870
Microchip Technology, Inc. 3.922% 6/1/21 (a)	200,000	200,375
Nuance Communications, Inc. 5.375% 8/15/20 (a)	321,000	319,796
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	415,000	408,775
4.125% 6/1/21 (a)	175,000	175,443
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	156,163
Symantec Corp. 4.2% 9/15/20	500,000	502,507
		2,589,983
Telecommunications - 2.3%
Altice Financing SA 6.625% 2/15/23 (a)	500,000	505,625
AT&T, Inc. 2.8% 2/17/21	200,000	197,079
Equinix, Inc. 5.375% 4/1/23	580,000	594,500
Frontier Communications Corp. 10.5% 9/15/22	175,000	158,813
Qwest Corp. 6.75% 12/1/21	100,000	106,304
SFR Group SA 6.25% 5/15/24 (a)	215,000	213,656
Sprint Communications, Inc.:
6% 11/15/22	515,000	520,634
9% 11/15/18 (a)	115,000	116,955
T-Mobile U.S.A., Inc. 4% 4/15/22	225,000	222,469
		2,636,035
Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	875,000	717,500
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	265,000	209,350
		926,850
Utilities - 6.5%
Calpine Corp. 6% 1/15/22 (a)	1,800,000	1,831,500
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	558,000	604,035
Dominion Resources, Inc. 4.104% 4/1/21	250,000	253,173
DPL, Inc. 6.75% 10/1/19	217,000	223,510
Dynegy, Inc. 5.875% 6/1/23	1,300,000	1,337,375
Exelon Corp. 3.497% 6/1/22 (b)	250,000	247,420
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	635,000	615,950
InterGen NV 7% 6/30/23 (a)	220,000	216,907
The AES Corp.:
4% 3/15/21	185,000	184,723
4.5% 3/15/23	120,000	119,550
4.875% 5/15/23	1,615,000	1,621,056
Williams Partners LP 5.25% 3/15/20	200,000	205,905
		7,461,104

TOTAL NONCONVERTIBLE BONDS		89,505,482

TOTAL CORPORATE BONDS
(Cost $90,508,262)		90,054,452
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd. (d)
(Cost $301,607)	6,468	54,978
	Principal Amount	Value

Bank Loan Obligations - 13.4%
Aerospace - 1.1%
TransDigm, Inc.:
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 6/9/23 (b)(c)	868,559	868,672
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 8/22/24 (b)(c)	341,584	341,584

TOTAL AEROSPACE		1,210,256

Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0863% 10/10/21 (b)(c)	346,212	345,966
Cable/Satellite TV - 1.6%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5716% 1/25/26 (b)(c)	54,863	54,771
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.0716% 1/31/26 (b)(c)	302,713	292,647
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3216% 9/30/25 (b)(c)	365,000	363,974
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3285% 8/19/23 (b)(c)	491,288	470,255
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 1/19/21 (b)(c)	143,188	143,322
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.5716% 4/15/25 (b)(c)	530,000	526,688

TOTAL CABLE/SATELLITE TV		1,851,657

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 5/9/25 (b)(c)	15,000	15,038
Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (b)(c)	21,057	21,155
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 9/22/24 (b)(c)	48,593	48,819

TOTAL CHEMICALS		69,974

Consumer Products - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6729% 5/1/25 (b)(c)	50,000	48,813
Containers - 0.4%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.122% 11/7/25 (b)(c)	65,000	64,986
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 1/29/25 (b)(c)	30,000	30,060
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 2/5/23 (b)(c)	304,587	305,494

TOTAL CONTAINERS		400,540

Electric Utilities No Longer Use - 0.1%
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.0742% 12/31/25 (b)(c)	125,000	124,656
Energy - 1.2%
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4211% 6/22/24 (b)(c)	124,685	119,192
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4386% 12/31/21 (b)(c)	100,000	110,250
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.831% 12/31/22 (b)(c)	160,000	162,533
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5768% 8/23/21 (b)(c)	590,000	616,255
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5971% 5/7/25 (b)(c)	125,000	124,688
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(e)	67,419	67,924
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0785% 3/1/24 (b)(c)	100,000	98,250
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5826% 7/23/25 (b)(c)	75,000	75,281

TOTAL ENERGY		1,374,373

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3216% 12/15/22 (b)(c)	277,150	277,236
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3194% 6/22/23 (b)(c)	216,267	214,824
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.2796% 5/31/24 (b)(c)	125,000	120,260
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (b)(c)(e)	39,421	39,520
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (b)(c)(e)	39,421	39,520

TOTAL FOOD & DRUG RETAIL		414,124

Food/Beverage/Tobacco - 0.4%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 10/7/23 (b)(c)	124,684	124,528
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.07% 5/24/24 (b)(c)	332,943	332,907

TOTAL FOOD/BEVERAGE/TOBACCO		457,435

Gaming - 1.0%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 4/18/24 (b)(c)	297,112	297,317
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.08% 10/20/24 (b)(c)	457,700	457,128
3 month U.S. LIBOR + 7.000% 9.07% 10/20/25 (b)(c)	155,000	156,356
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.9211% 8/14/24 (b)(c)	159,276	159,298
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8314% 7/10/25 (b)(c)	125,000	126,059

TOTAL GAMING		1,196,158

Healthcare - 0.3%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.0768% 3/13/25 (b)(c)	209,475	210,610
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 10/21/23 (b)(c)	4,987	4,986
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0921% 6/1/25 (b)(c)	30,000	30,027
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3165% 7/9/25 (b)(c)	125,000	122,500

TOTAL HEALTHCARE		368,123

Insurance - 0.3%
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 11/3/24 (b)(c)	125,000	124,799
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.5768% 8/4/25 (b)(c)	125,000	126,745
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3349% 4/25/25 (b)(c)	75,000	74,925

TOTAL INSURANCE		326,469

Leisure - 0.1%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5768% 2/1/24 (b)(c)	125,000	124,188
Paper - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/29/25 (b)(c)	75,000	74,906
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.5768% 8/24/22 (b)(c)	192,342	191,896
Services - 0.7%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (b)(c)	20,000	19,257
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(c)	84,363	83,163
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (b)(c)	134,663	134,774
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5957% 6/21/24 (b)(c)	490,050	492,196
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/27/25 (b)(c)	99,750	99,251

TOTAL SERVICES		828,641

Technology - 2.4%
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.33% 6/1/22 (b)(c)	299,228	298,533
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3268% 2/15/24 (b)(c)	534,393	535,328
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3581% 11/1/23 (b)(c)	390,080	391,012
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.8435% 6/21/24 (b)(c)	86,884	86,368
3 month U.S. LIBOR + 2.750% 4.8435% 6/21/24 (b)(c)	12,865	12,789
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 5/29/25 (b)(c)	50,000	50,100
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5844% 5/31/25 (b)(c)	35,000	34,889
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3344% 5/31/26 (b)(c)	15,000	14,869
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8268% 3/3/23 (b)(c)	104,466	104,547
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.0775% 3/11/24 (b)(c)	150,000	148,388
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0775% 3/9/23 (b)(c)	598,500	598,578
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5743% 7/13/23 (b)(c)	442,125	443,416
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 7/2/25 (b)(c)	75,000	74,791

TOTAL TECHNOLOGY		2,793,608

Telecommunications - 2.1%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8216% 7/15/25 (b)(c)	148,125	143,804
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.85% 6/15/24 (b)(c)	24,937	24,554
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.875% 5/31/25 (b)(c)	25,000	24,733
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8269% 11/27/23 (b)(c)	125,000	125,333
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.331% 2/22/24 (b)(c)	335,000	335,466
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0768% 2/1/24 (b)(c)	370,313	366,750
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3268% 2/2/26 (b)(c)	280,000	279,930
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5768% 11/1/24 (b)(c)	492,525	492,988
3 month U.S. LIBOR + 8.250% 10.3268% 11/1/25 (b)(c)	165,000	165,041
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.8216% 7/31/25 (b)(c)	449,313	427,746

TOTAL TELECOMMUNICATIONS		2,386,345

Transportation Ex Air/Rail - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.08% 6/22/22 (b)(c)	24,840	24,758
Utilities - 0.4%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7/26/26 (b)(c)(f)	10,000	10,154
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 7/26/25 (c)(f)	125,000	125,801
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0694% 5/31/22 (b)(c)	360,447	359,740

TOTAL UTILITIES		495,695

TOTAL BANK LOAN OBLIGATIONS
(Cost $15,405,459)		15,400,855

Bank Notes - 0.2%
Compass Bank 2.875% 6/29/22
(Cost $249,696)	250,000	241,098

Preferred Securities - 1.1%
Banks & Thrifts - 0.8%
Citigroup, Inc.:
5.95% (b)(g)	$100,000	$102,261
5.95% (b)(g)	10,000	10,629
Royal Bank of Scotland Group PLC 7.5% (b)(g)	800,000	831,217

TOTAL BANKS & THRIFTS		944,107

Energy - 0.3%
Energy Transfer Partners LP 6.25% (b)(g)	265,000	258,670
TOTAL PREFERRED SECURITIES
(Cost $1,161,306)		1,202,777
	Shares	Value

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 1.96% (h)
(Cost $6,336,572)	6,335,431	6,336,698
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $113,962,902)		113,290,858
NET OTHER ASSETS (LIABILITIES) - 1.1%		1,255,996
NET ASSETS - 100%		$114,546,854

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,152,829 or 30.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing

 (e) Level 3 security

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,061
Total	$25,061

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$54,978	$54,978	$--	$--
Corporate Bonds	90,054,452	--	90,054,452	--
Bank Loan Obligations	15,400,855	--	15,253,891	146,964
Bank Notes	241,098	--	241,098	--
Preferred Securities	1,202,777	--	1,202,777	--
Money Market Funds	6,336,698	6,336,698	--	--
Total Investments in Securities:	$113,290,858	$6,391,676	$106,752,218	$146,964

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 28, 2018